UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 18.5%
CONSUMER DISCRETIONARY: 2.8%
DISH Network Corp., Class A (a)	1,798	$111,853
Home Depot, Inc.	646	51,118
SES SA	942	35,146
Target Corp.	419	25,354
Time Warner Cable, Inc.	511	70,099
Time Warner, Inc.	1,106	72,255
Twenty-First Century Fox, Inc., Class B	2,184	67,966
		433,791

CONSUMER STAPLES: 2.0%
Coca-Cola Co., The	1,003	38,776
CVS Caremark Corp.	1,288	96,419
Kellogg Co.	720	45,151
Kimberly-Clark Corp.	443	48,841
PepsiCo, Inc.	697	58,200
Sysco Corp.	733	26,483
		313,870

ENERGY: 1.9%
Cameron International Corp. (a)	504	31,132
ConocoPhillips	910	64,019
National Oilwell Varco, Inc.	352	27,410
Noble Corp PLC	973	31,856
Royal Dutch Shell PLC, ADR	882	64,439
Schlumberger, Ltd.	533	51,968
Suncor Energy, Inc.	840	29,366
		300,190

FINANCIALS: 4.9%
American Express Co.	771	69,413
American Tower Corp., REIT	483	39,543
Bank of New York Mellon Corp., The	913	32,220
Capital One Financial Corp.	474	36,574
Citigroup, Inc.	719	34,224
JPMorgan Chase & Co.	1,890	114,742
Loews Corp.	679	29,910
Marsh & McLennan Cos., Inc.	917	45,208
MetLife, Inc.	697	36,802
Progressive Corp., The	697	16,881
State Street Corp.	811	56,405
Travelers Cos., Inc., The	561	47,741
US Bancorp	2,028	86,920

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, countinued
Wells Fargo & Co.	2,274	$113,109
		759,692

HEALTH CARE: 1.7%
Johnson & Johnson	521	51,177
Merck & Co., Inc.	1,048	59,495
Novartis AG, ADR	382	32,478
Pfizer, Inc.	1,075	34,529
Teva Pharmaceutical Industries, Ltd., ADR	671	35,456
WellPoint, Inc.	490	48,780
		261,915

INDUSTRIALS: 2.1%
Danaher Corp.	864	64,800
Emerson Electric Co.	774	51,703
General Electric Co.	3,090	80,001
Honeywell International, Inc.	770	71,425
Illinois Tool Works, Inc.	689	56,036
		323,965

INFORMATION TECHNOLOGY: 1.7%
EMC Corp.	1,105	30,288
IBM	195	37,536
Microsoft Corp.	985	40,375
Motorola Solutions, Inc.	551	35,424
Nuance Communications, Inc. (a)	1,447	24,845
TE Connectivity, Ltd.	899	54,128
Xerox Corp	3,223	36,420
		259,016

MATERIALS: 0.7%
Air Products & Chemicals, Inc.	301	35,831
Crown Holdings, Inc. (a)	1,109	49,616
Martin Marietta Materials, Inc.	245	31,446
		116,893

TELECOMMUNICATION SERVICES: 0.4%
Verizon Communications, Inc.	805	38,294
Vodafone Group PLC, ADR	689	25,379
		63,673

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 0.3%
Sempra Energy	525	$50,799

TOTAL COMMON STOCKS (Cost $2,099,341)		2,883,804

AFFILIATED INVESTMENT COMPANIES: 20.2%
Pax MSCI International ESG Index Fund (b)	187,775	1,673,076
Pax World Global Environmental Markets Fnd (b)	28,871	372,439
Pax World Small Cap Fund (b)	79,680	1,110,736

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,723,542)		3,156,251

NON-AFFILIATED INVESTMENT COMPANIES: 61.4%
Ariel Fund (b)	14,206	1,037,029
Neuberger Berman Socially Responsive Fund (b)	101,221	3,554,874
Parnassus Equity Income Fund (b)	91,303	3,371,837
Portfolio 21 Global Equity Fund (b)	11,595	475,756
Schroder Emerging Markets Equity Fund (c)	53,259	691,304
Touchstone Premium Yield Equity Fund (d)	51,921	487,535

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $9,299,428)		9,618,335

TOTAL INVESTMENTS: 100.1% (Cost $14,122,311)		15,658,390

Other assets and liabilities - (Net):- 0.1%		(22,017)

Net Assets: 100.0%		$15,636,373

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth and Income Portfolio	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 14.5%
CONSUMER DISCRETIONARY: 2.1%
DISH Network Corp., Class A (a)	1,110	$69,054
Home Depot, Inc.	417	32,997
SES SA	556	20,744
Target Corp.	258	15,612
Time Warner Cable, Inc.	318	43,623
Time Warner, Inc.	703	45,927
Twenty-First Century Fox, Inc., Class B	1,252	38,962
		266,919
CONSUMER STAPLES: 1.6%
Coca-Cola Co., The	649	25,090
CVS Caremark Corp.	837	62,658
Kellogg Co.	455	28,533
Kimberly-Clark Corp.	281	30,980
PepsiCo, Inc.	458	38,243
Sysco Corp.	468	16,909
		202,413
ENERGY: 1.5%
Cameron International Corp. (a)	321	19,828
ConocoPhillips	588	41,366
National Oilwell Varco, Inc.	227	17,676
Noble Corp PLC	628	20,561
Royal Dutch Shell PLC, ADR	564	41,206
Schlumberger, Ltd.	340	33,150
Suncor Energy, Inc.	531	18,564
		192,351
FINANCIALS: 3.9%
American Express Co.	496	44,655
American Tower Corp., REIT	298	24,397
Bank of New York Mellon Corp., The	598	21,103
Capital One Financial Corp.	308	23,765
Citigroup, Inc.	457	21,753
JPMorgan Chase & Co.	1,211	73,521
Loews Corp.	441	19,426
Marsh & McLennan Cos., Inc.	582	28,693
MetLife, Inc.	444	23,443
Progressive Corp., The	452	10,947
State Street Corp.	499	34,705
Travelers Cos., Inc., The	370	31,487
US Bancorp	1,289	55,247
Wells Fargo & Co.	1,465	72,869
		486,011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 1.3%
Johnson & Johnson	338	$33,202
Merck & Co., Inc.	669	37,979
Novartis AG, ADR	243	20,660
Pfizer, Inc.	676	21,713
Teva Pharmaceutical Industries, Ltd., ADR	439	23,197
WellPoint, Inc.	313	31,159
		167,910

INDUSTRIALS: 1.6%
Danaher Corp.	537	40,275
Emerson Electric Co.	497	33,200
General Electric Co.	1,975	51,133
Honeywell International, Inc.	471	43,690
Illinois Tool Works, Inc.	441	35,867
		204,165

INFORMATION TECHNOLOGY: 1.3%
EMC Corp.	702	19,242
IBM	126	24,254
Microsoft Corp.	652	26,725
Motorola Solutions, Inc.	350	22,502
Nuance Communications, Inc. (a)	920	15,796
TE Connectivity, Ltd.	576	34,681
Xerox Corp	2,048	23,142
		166,342

MATERIALS: 0.6%
Air Products & Chemicals, Inc.	196	23,332
Crown Holdings, Inc. (a)	710	31,765
Martin Marietta Materials, Inc.	156	20,023
		75,120

TELECOMMUNICATION SERVICES: 0.3%
Verizon Communications, Inc.	516	24,546
Vodafone Group PLC, ADR	424	15,621
		40,167

UTILITIES: 0.3%
Sempra Energy	334	32,318

TOTAL COMMON STOCKS (Cost $1,274,607)		1,833,716

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 16.9%
Pax MSCI International ESG Index Fund (b)	121,393	$1,081,609
Pax World Global Environmental Markets Fnd (b)	11,280	145,518
Pax World High Yield Bond Fund (b)	52,647	401,699
Pax World Small Cap Fund (b)	35,082	489,038

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,868,020)		2,117,864

NON-AFFILIATED INVESTMENT COMPANIES: 68.9%
Access Capital Community Investment Fund (b)	3,116	28,665
Ariel Fund (b)	6,025	439,793
CRA Qualified Investment Fund (b)	1,827	19,288
Neuberger Berman Socially Responsive Fund (b)	55,927	1,964,147
Parnassus Equity Income Fund (b)	62,150	2,295,201
PIMCO Income Fund (b)	69,740	869,655
Portfolio 21 Global Equity Fund (b)	7,350	301,561
Praxis Intermediate Income Fund (b)	28,473	294,410
Schroder Emerging Markets Equity Fund (c)	31,163	404,494
TIAA-CREF Social Choice Bond Fund (b)	53,727	536,195
Touchstone Premium Yield Equity Fund (d)	158,121	1,484,760

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $8,391,540)		8,638,169

TOTAL INVESTMENTS: 100.3% (Cost $11,534,167)		12,589,749

Other assets and liabilities - (Net):- 0.3%		(40,458)

Net Assets: 100.0%		$12,549,291

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Balanced Portfolio	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 12.6%
CONSUMER DISCRETIONARY: 1.9%
DISH Network Corp., Class A (a)	1,213	$75,461
Home Depot, Inc.	420	33,235
SES SA	654	24,400
Target Corp.	272	16,459
Time Warner Cable, Inc.	339	46,504
Time Warner, Inc.	737	48,148
Twenty-First Century Fox, Inc., Class B	1,386	43,132
		287,339

CONSUMER STAPLES: 1.4%
Coca-Cola Co., The	672	25,980
CVS Caremark Corp.	865	64,753
Kellogg Co.	483	30,289
Kimberly-Clark Corp.	289	31,862
PepsiCo, Inc.	481	40,164
Sysco Corp.	483	17,451
		210,499

ENERGY: 1.3%
Cameron International Corp. (a)	341	21,064
ConocoPhillips	607	42,702
National Oilwell Varco, Inc.	231	17,988
Noble Corp PLC	651	21,314
Royal Dutch Shell PLC, ADR	592	43,252
Schlumberger, Ltd.	348	33,930
Suncor Energy, Inc.	564	19,717
		199,967

FINANCIALS: 3.3%
American Express Co.	505	45,465
American Tower Corp., REIT	328	26,853
Bank of New York Mellon Corp., The	608	21,456
Capital One Financial Corp.	321	24,768
Citigroup, Inc.	481	22,896
JPMorgan Chase & Co.	1,248	75,766
Loews Corp.	450	19,823
Marsh & McLennan Cos., Inc.	575	28,348
MetLife, Inc.	460	24,288
Progressive Corp., The	442	10,705
State Street Corp.	525	36,514
Travelers Cos., Inc., The	381	32,423

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
US Bancorp	1,352	$57,947
Wells Fargo & Co.	1,516	75,406
		502,658

HEALTH CARE: 1.1%
Johnson & Johnson	344	33,791
Merck & Co., Inc.	696	39,511
Novartis AG, ADR	231	19,640
Pfizer, Inc.	691	22,195
Teva Pharmaceutical Industries, Ltd., ADR	450	23,778
WellPoint, Inc.	324	32,254
		171,169

INDUSTRIALS: 1.5%
Danaher Corp.	578	43,350
Emerson Electric Co.	531	35,471
General Electric Co.	2,063	53,412
Honeywell International, Inc.	544	50,461
Illinois Tool Works, Inc.	461	37,493
		220,187

INFORMATION TECHNOLOGY: 1.1%
EMC Corp.	737	20,201
IBM	130	25,024
Microsoft Corp.	651	26,683
Motorola Solutions, Inc.	367	23,593
Nuance Communications, Inc. (a)	960	16,483
TE Connectivity, Ltd.	592	35,643
Xerox Corp	2,126	24,024
		171,651

MATERIALS: 0.5%
Air Products & Chemicals, Inc.	205	24,404
Crown Holdings, Inc. (a)	745	33,332
Martin Marietta Materials, Inc.	164	21,050
		78,786

TELECOMMUNICATION SERVICES: 0.3%
Verizon Communications, Inc.	535	25,450
Vodafone Group PLC, ADR	463	17,060
		42,510

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 0.2%
Sempra Energy	351	$33,963

TOTAL COMMON STOCKS (Cost $1,337,618)		1,918,729

AFFILIATED INVESTMENT COMPANIES: 15.0%
Pax MSCI International ESG Index Fund (b)	107,669	959,327
Pax World Global Environmental Markets Fnd (b)	20,397	263,118
Pax World High Yield Bond Fund (b)	64,345	490,956
Pax World Small Cap Fund (b)	39,095	544,991

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,941,145)		2,258,392

NON-AFFILIATED INVESTMENT COMPANIES: 72.7%
Access Capital Community Investment Fund (b)	88,270	812,084
Ariel Fund (b)	7,557	551,674
CRA Qualified Investment Fund (b)	86,203	910,304
Neuberger Berman Socially Responsive Fund (b)	60,170	2,113,166
Parnassus Equity Income Fund (b)	60,744	2,243,289
PIMCO Income Fund (b)	67,467	841,319
Portfolio 21 Global Equity Fund (b)	8,205	336,661
Praxis Intermediate Income Fund (b)	100,533	1,039,509
Schroder Emerging Markets Equity Fund (c)	28,578	370,949
TIAA-CREF Social Choice Bond Fund (b)	125,518	1,252,668
Touchstone Premium Yield Equity Fund (d)	50,843	477,417

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $10,792,489)		10,949,040

TOTAL INVESTMENTS: 100.3% (Cost $14,071,252)		15,126,161

Other assets and liabilities - (Net):- 0.3%		(41,680)

Net Assets: 100.0%		$15,084,481

(a) Non income producing security.

(b) Institutional Class share

(c) Investor Class shares

(d) Class Y shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Income Portfolio	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 5.4%
CONSUMER DISCRETIONARY: 0.8%
DISH Network Corp., Class A (a)	267	$16,610
Home Depot, Inc.	91	7,201
SES SA	136	5,074
Target Corp.	57	3,449
Time Warner Cable, Inc.	70	9,603
Time Warner, Inc.	156	10,191
Twenty-First Century Fox, Inc., Class B	292	9,087
		61,215

CONSUMER STAPLES: 0.6%
Coca-Cola Co., The	144	5,567
CVS Caremark Corp.	182	13,625
Kellogg Co.	99	6,208
Kimberly-Clark Corp.	61	6,725
PepsiCo, Inc.	101	8,434
Sysco Corp.	102	3,685
		44,244

ENERGY: 0.6%
Cameron International Corp. (a)	72	4,447
ConocoPhillips	128	9,005
National Oilwell Varco, Inc.	49	3,816
Noble Corp PLC	139	4,551
Royal Dutch Shell PLC, ADR	125	9,132
Schlumberger, Ltd.	75	7,313
Suncor Energy, Inc.	117	4,090
		42,354

FINANCIALS: 1.4%
American Express Co.	109	9,813
American Tower Corp., REIT	73	5,977
Bank of New York Mellon Corp., The	130	4,588
Capital One Financial Corp.	66	5,093
Citigroup, Inc.	101	4,808
JPMorgan Chase & Co.	261	15,844
Loews Corp.	95	4,185
Marsh & McLennan Cos., Inc.	129	6,360
MetLife, Inc.	96	5,069
Progressive Corp., The	98	2,374
State Street Corp.	114	7,929
Travelers Cos., Inc., The	78	6,638
US Bancorp	286	12,257

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Wells Fargo & Co.	315	15,667
		$106,602

HEALTH CARE: 0.5%
Johnson & Johnson	74	7,269
Merck & Co., Inc.	147	8,345
Novartis AG, ADR	53	4,506
Pfizer, Inc.	147	4,722
Teva Pharmaceutical Industries, Ltd., ADR	95	5,020
WellPoint, Inc.	68	6,769
		36,631

INDUSTRIALS: 0.6%
Danaher Corp.	119	8,925
Emerson Electric Co.	110	7,348
General Electric Co.	435	11,262
Honeywell International, Inc.	113	10,482
Illinois Tool Works, Inc.	95	7,726
		45,743

INFORMATION TECHNOLOGY: 0.5%
EMC Corp.	156	4,276
IBM	28	5,390
Microsoft Corp.	139	5,698
Motorola Solutions, Inc.	78	5,015
Nuance Communications, Inc. (a)	210	3,606
TE Connectivity, Ltd.	125	7,525
Xerox Corp	443	5,006
		36,516

MATERIALS: 0.2%
Air Products & Chemicals, Inc.	43	5,119
Crown Holdings, Inc. (a)	157	7,024
Martin Marietta Materials, Inc.	35	4,492
		16,635

TELECOMMUNICATION SERVICES: 0.1%
Verizon Communications, Inc.	115	5,471
Vodafone Group PLC, ADR	103	3,775
		9,245

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 0.1%
Sempra Energy	74	$7,160

TOTAL COMMON STOCKS (Cost $273,920)		406,345

AFFILIATED INVESTMENT COMPANIES: 7.6%
Pax MSCI International ESG Index Fund (b)	18,765	167,200
Pax World Global Environmental Markets Fnd (b)	8,764	113,052
Pax World High Yield Bond Fund (b)	17,435	133,028
Pax World Small Cap Fund (b)	10,512	146,536

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $473,878)		559,816

NON-AFFILIATED INVESTMENT COMPANIES: 87.6%
Access Capital Community Investment Fund (b)	81,186	746,915
Ariel Fund (b)	1,578	115,200
CRA Qualified Investment Fund (b)	26,585	280,737
Neuberger Berman Socially Responsive Fund (b)	13,329	468,098
Parnassus Equity Income Fund (b)	19,095	705,180
PIMCO Income Fund (b)	97,737	1,218,787
Portfolio 21 Global Equity Fund (b)	1,918	78,692
Praxis Intermediate Income Fund (b)	115,441	1,193,655
Schroder Emerging Markets Equity Fund (c)	10,991	142,658
TIAA-CREF Social Choice Bond Fund (b)	107,351	1,071,358
Touchstone Premium Yield Equity Fund (d)	47,222	443,416

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $6,413,708)		6,464,696

TOTAL INVESTMENTS: 100.6% (Cost $7,161,506)		7,430,857

Other assets and liabilities - (Net):- 0.6%		(47,911)

Net Assets: 100.0%		$7,382,946

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

March 31, 2014

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2014, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Managers Growth Portfolio (the “Growth Portfolio”), ESG Managers Growth and Income Portfolio (the “Growth and Income Portfolio”), ESG Managers Balanced Portfolio (the “Balanced Portfolio”), and ESG Managers Income Portfolio (the “Income Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Mutual fund investments are valued at the current day’s closing NAV reported by the underlying fund.  Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”).  The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and

changes in overall market conditions. At March 31, 2014, no management-appraised fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including investments valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

	Level 1	Level 2	Level 3	Totals

Growth
Common Stocks - Domestic	$2,523,591	$—	$—	$2,523,591
Common Stocks - Foreign	325,067	35,146	—	360,213
Affiliated Investment Companies	3,156,251	—	—	3,156,251
Unaffiliated Investment Companies	9,618,335	—	—	9,618,335
Total	$15,623,244	$35,146	$—	$15,658,390
Growth and Income
Common Stocks - Domestic	$1,605,330	$—	$—	$1,605,330
Common Stocks - Foreign	207,642	20,744	—	228,386
Affiliated Investment Companies	2,117,864	—	—	2,117,864
Unaffiliated Investment Companies	8,638,169	—	—	8,638,169
Total	$12,569,005	$20,744	$—	$12,589,749
Balanced
Common Stocks - Domestic	$1,679,996	$—	$—	$1,679,996
Common Stocks - Foreign	214,333	24,400	—	238,733
Affiliated Investment Companies	2,258,392	—	—	2,258,392
Unaffiliated Investment Companies	10,949,040	—	—	10,949,040
Total	$15,101,761	$24,400	$—	$15,126,161
Income
Common Stocks - Domestic	$355,363	$—	$—	$355,363
Common Stocks - Foreign	45,908	5,074	—	50,982
Affiliated Investment Companies	559,816	—	—	559,816
Unaffiliated Investment Companies	6,464,696	—	—	6,464,696
Total	$7,425,783	$5,074	$—	$7,430,857

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Level 1 and Level 2 during the period.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;

different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2014 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Growth	$1,079,842	$—	$507,582	$—
Growth and Income	1,614,295	—	272,605	—
Balanced	1,208,212	—	1,074,548	—
Income	1,212,207	—	248,680	—

*Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2014 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2014 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Growth	$14,122,311	$1,559,964	$23,885	$1,536,079
Growth and Income	11,534,167	1,075,002	19,420	1,055,582
Balanced	14,071,252	1,137,479	82,570	1,054,909
Income	7,161,506	299,314	29,963	269,351

The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2014, the Funds held the following investments in affiliated companies:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	3/31/2014	12/31/2013	Additions	Reductions	3/31/2014	Distributions

Growth Portfolio
Pax MSCI International ESG Index Fund	187,775	$1,716,568	$94,852	$98,901	$1,673,076	$20,445
Pax World Global Environmental Markets Fund	28,871	327,203	44,266	—	372,439	—
Pax World Small Cap Fund	79,680	996,357	94,854	3,126	1,110,736	—
Total		$3,040,128	$233,972	$102,027	$3,156,251	$20,445

Growth and Income Portfolio
Pax MSCI International ESG Index Fund	121,393	$976,204	$131,674	$6,661	$1,081,609	$11,561
Pax World Balanced Fund	—	5,857	—	5,938	—	—
Pax World Global Environmental Markets Fund	11,280	135,658	9,389	—	145,518	—
Pax World High Yield Bond Fund	52,647	386,842	10,182	—	401,699	6,243
Pax World Small Cap Fund	11,280	404,962	75,155	425	489,038	—
Total		$1,909,523	$226,400	$13,024	$2,117,864	$17,804

Balanced Portfolio
Pax MSCI International ESG Index Fund	107,669	$990,384	$38,948	$55,057	$959,327	$3,844
Pax World Balanced Fund	—	8,162	—	8,270	—	—
Pax World Global Environmental Markets Fund	20,397	260,297	2,049	—	263,118	—
Pax World High Yield Bond Fund	64,345	473,048	22,136	10,000	490,956	7,632
Pax World Small Cap Fund	39,095	516,588	43,676	27,280	544,991	—
Total		$2,248,479	$106,809	$100,607	$2,258,392	$11,476

Income Portfolio
Pax MSCI International ESG Index Fund	18,765	$169,234	$698	$—	$167,200	$698
Pax World Balanced Fund	—	1,959	—	1,986	—	—
Pax World Global Environmental Markets Fund	8,764	110,679	2,007	—	113,052	—
Pax World High Yield Bond Fund	17,435	99,595	31,879	—	133,028	1,874
Pax World Small Cap Fund	10,512	101,097	42,616	—	146,536	—
Total		$482,564	$77,200	$1,986	$559,816	$2,572

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Gross Additions column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral is held by a third party, which the Funds may not recall. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of investment companies in which the Funds invest, at March 31, 2014, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of investment companies in which the Funds invest, at March 31, 2014, the Funds did not directly hold any securities which were deemed illiquid.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 63.9%
CONSUMER DISCRETIONARY: 8.8%
BorgWarner, Inc.	434,140	$26,686,586
DirecTV (a)	470,000	35,917,400
Ford Motor Co.	400,000	6,240,000
InterContinental Hotels Group	342,500	11,025,100
Michael Kors Holdings, Ltd. (a)(f)	195,000	18,187,650
Newell Rubbermaid, Inc.	624,100	18,660,590
Starbucks Corp.	313,100	22,975,278
Time Warner Cable, Inc.	80,000	10,974,400
Time Warner, Inc.	360,000	23,518,800
		174,185,804

CONSUMER STAPLES: 2.9%
Colgate-Palmolive Co.	120,000	7,784,400
Estee Lauder Cos, Inc., Class A	175,812	11,758,307
Kellogg Co.	135,000	8,465,850
Mead Johnson Nutrition Co.	180,000	14,965,200
PepsiCo, Inc.	170,000	14,195,000
		57,168,757

ENERGY: 7.1%
Baker Hughes, Inc.	355,000	23,082,100
Dresser-Rand Group, Inc. (a)	323,600	18,901,476
EQT Corp.	275,506	26,715,816
Noble Energy, Inc.	229,600	16,310,784
Oasis Petroleum, Inc. (a)(f)	100,000	4,173,000
Occidental Petroleum Corp.	134,000	12,768,860
ONEOK, Inc.	255,156	15,117,993
Rosetta Resources, Inc. (a)	295,725	13,774,871
Ultra Petroleum Corp. (a)	353,055	9,493,649
		140,338,549

FINANCIALS: 12.3%
American Express Co.	330,000	29,709,900
American Tower Corp., REIT	373,100	30,545,697
Bank of New York Mellon Corp., The	601,300	21,219,877
BlackRock, Inc.	112,500	35,379,000
Citigroup, Inc. (f)	360,000	17,136,000
Discover Financial Services	295,000	17,166,050
Goldman Sachs Group, Inc., The	97,500	15,975,375
M&T Bank Corp. (f)	98,000	11,887,400
Morgan Stanley	1,160,300	36,166,551

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
State Street Corp.	270,600	$18,820,230
US Bancorp (f)	220,000	9,429,200
		243,435,280

HEALTH CARE: 9.5%
Agilent Technologies, Inc.	140,000	7,828,800
Becton Dickinson & Co. (f)	438,530	51,343,092
Celgene Corp. (a)	95,000	13,262,000
Express Scripts Holding Co. (a)	170,400	12,795,336
Gilead Sciences, Inc. (a)	305,000	21,612,300
Merck & Co., Inc.	130,000	7,380,100
Pfizer, Inc.	445,300	14,303,036
Roche Holding AG	75,000	22,557,276
Sanofi, ADR	65,000	3,398,200
UnitedHealth Group, Inc.	395,000	32,386,050
		186,866,190

INDUSTRIALS: 8.9%
ABB, Ltd., ADR (a)(f)	615,000	15,860,850
Chicago Bridge & Iron Co. NV	212,753	18,541,424
CSX Corp.	474,167	13,736,618
Cummins, Inc. (d)	143,698	21,409,565
Delta Air Lines, Inc.	20,000	693,000
Eaton Corp PLC	185,000	13,897,200
Emerson Electric Co.	316,534	21,144,471
Fastenal Co (f)	100,000	4,932,000
Nordson Corp.	223,800	15,775,662
Quanta Services, Inc. (a)	439,221	16,207,255
Ryder System, Inc.	115,852	9,258,892
Stericycle, Inc. (a)	170,000	19,315,400
Xylem, Inc. (f)	145,000	5,280,900
		176,053,237

INFORMATION TECHNOLOGY: 10.5%
Amdocs, Ltd.	323,341	15,022,423
Apple, Inc. (f)	72,500	38,913,650
Cognizant Technology Solutions, Class A (a)	331,188	16,761,425
EMC Corp.	375,000	10,278,750
Google, Inc., Class A (a)	38,000	42,351,380
Intel Corp.	725,000	18,712,250
Microsoft Corp.	625,786	25,650,968

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
NXP Semiconductor NP (a)	55,000	$3,234,550
Oracle Corp. (f)	450,000	18,409,500
SunPower Corp. (a)(f)	160,000	5,161,600
Taiwan Semiconductor Manu. Co., Ltd., ADR	230,399	4,612,588
Visa, Inc., Class A	42,500	9,174,050
		208,283,134

MATERIALS: 2.8%
EI du Pont de Nemours & Co.	499,961	33,547,383
Nucor Corp.	420,000	21,226,800
		54,774,183

TELECOMMUNICATION SERVICES: 0.7%
AT&T, Inc. (f)	380,000	13,326,600

UTILITIES: 0.4%
CenterPoint Energy, Inc.	279,700	6,626,093
ONE Gas, Inc. (a)	63,789	2,291,939
		8,918,032

TOTAL COMMON STOCKS (Cost $984,800,130)		1,263,349,766

AFFILIATED INVESTMENT COMPANIES: 1.0%
Pax MSCI International ESG Index Fund (f)	2,173,185	19,363,080

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $17,782,854)		19,363,080

EXCHANGE TRADED FUNDS: 0.3%
iShares Silver Trust (a)(f)	321,507	6,121,493

TOTAL EXCHANGE TRADED FUNDS (Cost $8,877,573)		6,121,493

BONDS: 34.5%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, Inc., 1.000%, 01/15/15	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/14 (c)	255,205	248,570

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
COMMUNITY INVESTMENT NOTES, continued
Enterprise Community Impact, 1.500%, 12/11/15 (c)	$500,000	$499,996

TOTAL COMMUNITY INVESTMENT NOTES (Cost $3,755,205)		3,748,566

CORPORATE BONDS: 10.2%
CONSUMER DISCRETIONARY: 0.9%
Best Buy Co., Inc., 3.750%, 03/15/16 (f)	2,396,000	2,479,860
DIRECTV Holdings, LLC/Financing Co., 3.125%, 02/15/16	3,000,000	3,118,998
DIRECTV Holdings, LLC/Financing Co., 3.800%, 03/15/22	1,000,000	991,222
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	2,894,424
Newell Rubbermaid, Inc., 2.050%, 12/01/17	170,000	170,633
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,519,981
VF Corp., 5.950%, 11/01/17	2,235,000	2,573,931
Walt Disney Co., The, 6.000%, 07/17/17	2,141,000	2,463,610
		18,212,659

CONSUMER STAPLES: 0.9%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,145,312
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,212,486
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,145,130
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,773,575
Kraft Foods Group, Inc., 6.125%, 08/23/18	3,000,000	3,484,995
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,314,262
		18,075,760

ENERGY: 0.7%
Noble Energy, Inc., 8.250%, 03/01/19	3,000,000	3,739,521
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,736,519
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,561,483
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	995,824
		13,033,347

FINANCIALS: 4.2%
American Express Co., 7.000%, 03/19/18	1,000,000	1,187,119
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,982,026
Bank of America Corp., 1.350%, 11/21/16	4,950,000	4,960,836
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,019,192
Bank of New York Mellon Corp., The, 2.950%, 06/18/15	3,000,000	3,085,656
BB&T Corp., 2.050%, 04/28/14	3,000,000	3,000,978
BB&T Corp., 0.935%, 04/28/14	500,000	500,196
BlackRock, Inc., 3.375%, 06/01/22	1,000,000	1,014,655
Branch Banking & Trust Co., 0.667%, 12/01/16	1,000,000	1,004,355

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Branch Banking & Trust Co./Wilson NC, 0.553%, 09/13/16	$4,000,000	$3,978,816
Ford Motor Credit Co., LLC, 1.485%, 11/20/18	3,000,000	2,994,150
Ford Motor Credit Co., LLC, 1.064%, 03/12/19	3,000,000	3,003,648
Goldman Sachs Group, Inc., The, 6.250%, 09/01/17	3,000,000	3,428,583
Goldman Sachs Group, Inc., The, 1.436%, 04/30/18	4,000,000	4,055,060
Goldman Sachs Group, Inc., The, 1.500%, 11/06/18	2,000,000	1,973,586
International Bank for Reconstruction & Development, 0.375%, 08/24/15	4,000,000	4,003,804
International Finance Corp., 2.250%, 04/28/14	2,000,000	2,002,848
Morgan Stanley, 0.719%, 10/15/15	2,000,000	2,001,708
Morgan Stanley, 1.519%, 04/25/18	4,000,000	4,081,996
Morgan Stanley, 3.100%, 11/09/18 (f)	1,177,000	1,198,423
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,872,272
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,332,610
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,136,452
PNC Preferred Funding Trust I, 144A, 1.883%, 03/15/17 (e)	6,445,000	5,993,850
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,000,000
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,453,224
Prudential Financial, Inc., 3.500%, 11/02/20	3,000,000	3,134,730
State Street Corp., 4.956%, 03/15/18	4,010,000	4,372,423
Toyota Motor Credit Corp., 3.080%, 01/18/15	2,000,000	1,991,500
US Bancorp, 1.950%, 11/15/18	2,064,000	2,058,861
		82,823,557

HEALTH CARE: 1.0%
Becton Dickinson, 1.750%, 11/08/16	3,000,000	3,068,808
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,079,683
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,048,486
Celgene Corp., 2.300%, 08/15/18	950,000	951,697
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,093,012
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,085,982
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	124,050
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,355,396
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,879,660
		20,686,774

INDUSTRIALS: 0.8%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	2,505,000	2,831,056
CSX Corp., 7.375%, 02/01/19	2,000,000	2,435,990
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,135,226
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,341,076
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,356,216

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS, continued
Ryder System, Inc., 5.850%, 11/01/16	$2,000,000	$2,218,880
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,139,569
		16,458,013

INFORMATION TECHNOLOGY: 1.2%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,042,762
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,266,096
Apple, Inc., 0.450%, 05/03/16	4,000,000	3,988,828
CA, Inc., 5.375%, 12/01/19	3,000,000	3,358,932
Cisco Systems, Inc., 0.734%, 03/01/19	2,000,000	2,011,106
Corning, Inc., 8.875%, 08/15/21 (f)	2,000,000	2,609,280
IBM Corp., 2.000%, 01/05/16	1,750,000	1,795,663
IBM Corp., 5.700%, 09/14/17	5,000,000	5,725,800
		22,798,467

MATERIALS: 0.1%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,105,628

TELECOMMUNICATION SERVICES: 0.4%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,258,460
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,370,443
		7,628,903

TOTAL CORPORATE BONDS (Cost $193,600,329)		201,823,108

U.S. GOVERNMENT AGENCY BONDS: 7.7%
FEDERAL FARM CREDIT BANK (AGENCY): 1.2%
Federal Farm Credit Bank, 3.850%, 02/11/15	4,000,000	4,128,660
Federal Farm Credit Bank, 1.000%, 03/01/17	3,000,000	3,004,656
Federal Farm Credit Bank, 1.010%, 06/26/17	4,000,000	3,994,328
Federal Farm Credit Bank, 1.120%, 08/20/18	4,000,000	3,908,564
Federal Farm Credit Bank, 1.140%, 09/04/18	3,500,000	3,410,337
Federal Farm Credit Bank, 1.740%, 03/11/20	3,000,000	2,925,957
Federal Farm Credit Bank, 1.840%, 02/04/21	3,000,000	2,879,139
		24,251,641

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.7%
Federal Home Loan Bank, 5.625%, 06/13/16	2,000,000	2,214,550
Federal Home Loan Bank, 0.500%, 06/19/17	2,700,000	2,683,967

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
Federal Home Loan Bank, 1.000%, 06/27/17	$4,000,000	$3,981,808
Federal Home Loan Bank, 0.750%, 11/28/17	3,000,000	2,938,986
Federal Home Loan Bank, 0.950%, 01/25/18	2,000,000	1,970,436
Federal Home Loan Bank, 1.020%, 01/30/18	3,000,000	2,956,959
Federal Home Loan Bank, 1.000%, 02/05/18	5,000,000	4,910,370
Federal Home Loan Bank, 1.375%, 06/27/18	3,000,000	2,961,009
Federal Home Loan Bank, 1.150%, 07/25/18	3,000,000	2,914,641
Federal Home Loan Bank, 1.140%, 10/25/18	5,000,000	4,849,835
Federal Home Loan Bank, 0.800%, 06/05/19	3,000,000	2,876,061
Federal Home Loan Bank, 1.550%, 02/05/20	3,000,000	2,843,367
Federal Home Loan Bank, 2.350%, 07/09/20	3,690,000	3,613,798
Federal Home Loan Bank, 2.375%, 03/12/21	3,000,000	2,980,677
Federal Home Loan Bank, 1.500%, 09/26/22	3,000,000	2,832,285
Federal Home Loan Bank, 2.250%, 10/11/22	3,000,000	2,820,606
Federal Home Loan Bank, 2.220%, 12/27/22	3,000,000	2,796,144
		53,145,499

FREDDIE MAC (AGENCY): 1.4%
Freddie Mac, 1.000%, 09/29/17	4,000,000	3,971,208
Freddie Mac, 1.250%, 12/12/17	1,500,000	1,493,481
Freddie Mac, 1.000%, 02/14/18	3,000,000	2,929,071
Freddie Mac, 1.250%, 03/13/18	3,000,000	2,960,640
Freddie Mac, 1.050%, 03/26/18	3,000,000	2,951,379
Freddie Mac, 1.125%, 05/25/18	5,000,000	4,901,630
Freddie Mac, 1.250%, 06/10/19	5,500,000	5,311,939
Freddie Mac, 2.000%, 06/27/19	3,000,000	2,982,813
		27,502,161

FANNIE MAE (AGENCY): 2.4%
Fannie Mae, 2.000%, 03/10/16	3,000,000	3,089,640
Fannie Mae, 0.500%, 03/30/16	925,000	926,080
Fannie Mae, 0.800%, 06/19/17	2,290,000	2,251,143
Fannie Mae, 2.200%, 10/27/17	5,000,000	5,149,410
Fannie Mae, 1.000%, 12/27/17	3,000,000	2,958,552
Fannie Mae, 1.050%, 01/30/18	3,000,000	2,960,001
Fannie Mae, 1.050%, 01/30/18	2,000,000	1,976,590
Fannie Mae, 1.050%, 05/25/18	3,000,000	2,948,976
Fannie Mae, 1.000%, 12/20/18	4,000,000	3,836,180
Fannie Mae, 1.000%, 03/13/19	6,645,000	6,524,805
Fannie Mae, 1.625%, 08/08/19	2,000,000	1,965,650

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY), continued
Fannie Mae, 1.500%, 10/23/19	$3,000,000	$2,900,259
Fannie Mae, 1.500%, 04/17/20	2,750,000	2,618,072
Fannie Mae, 2.000%, 05/21/21	925,000	885,635
Fannie Mae, 2.000%, 11/14/22	6,000,000	5,572,398
		46,563,391

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $153,309,136)		151,462,692

GOVERNMENT BONDS: 0.6%
Canadian Government Bond, 2.500%, 06/01/15 (g)(CA)	3,000,000	2,761,058
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,159,264
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,624,780

TOTAL GOVERNMENT BONDS (Cost $10,885,828)		11,545,102

MUNICIPAL BONDS: 0.9%
Alderwood Water & Wastewater District, 5.150%, 12/01/25	2,435,000	2,598,194
City of Portland OR, 6.031%, 06/15/18	3,800,000	4,101,682
Government Development Bank for Puerto Rico, 3.670%, 05/01/14	4,000,000	3,974,040
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,101,640
State Board of Administration Finance Corp., 1.298%, 07/01/16	4,260,000	4,312,142
State of Colorado Department of Transportation, 0.963%, 12/15/16	1,485,000	1,482,743

TOTAL MUNICIPAL BONDS (Cost $17,953,801)		18,570,441

U.S. TREASURY NOTES: 9.7%
United States Treasury Note (TIPS), 1.875%, 07/15/15	3,006,125	3,153,612
United States Treasury Note, 0.375%, 08/31/15	35,000,000	35,088,865
United States Treasury Note, 0.250%, 09/30/15 (f)	41,000,000	41,019,229
United States Treasury Note, 0.250%, 12/15/15 (f)	10,000,000	9,990,230
United States Treasury Note, 2.125%, 12/31/15	20,000,000	20,624,600
United States Treasury Note (TIPS), 2.000%, 01/15/16	2,356,820	2,502,372
United States Treasury Note, 0.375%, 01/15/16	27,000,000	27,015,822
United States Treasury Note, 0.250%, 02/29/16 (f)	905,000	902,667
United States Treasury Note, 0.375%, 03/15/16 (f)	20,000,000	19,988,280
United States Treasury Note, 0.500%, 06/15/16 (f)	10,000,000	9,994,920
United States Treasury Note, 0.875%, 09/15/16	5,000,000	5,028,320

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
United States Treasury Note, 0.625%, 02/15/17	$905,000	$899,308
United States Treasury Note (TIPS), 0.125%, 04/15/18	991,564	1,014,959
United States Treasury Note, 3.375%, 11/15/19	5,000,000	5,392,970
United States Treasury Note, 3.625%, 02/15/20	2,000,000	2,182,890
United States Treasury Note (TIPS), 1.250%, 07/15/20	4,289,840	4,626,996
United States Treasury Note, 2.000%, 11/15/21	3,000,000	2,911,407

TOTAL U.S. TREASURY NOTES (Cost $191,738,201)		192,337,447

MORTGAGE-BACKED SECURITIES: 5.2%
GINNIE MAE (MORTGAGE BACKED): 0.9%
Ginnie Mae, 6.000%, 02/15/19	197,362	209,885
Ginnie Mae, 4.000%, 05/15/19	404,488	429,111
Ginnie Mae, 6.000%, 05/15/21	250,564	269,183
Ginnie Mae, 6.000%, 07/15/21	27,719	29,675
Ginnie Mae, 6.000%, 02/15/22	351,422	378,712
Ginnie Mae, 4.500%, 11/20/33	963,629	1,048,461
Ginnie Mae, 1.625%, 11/20/33	2,303,697	2,403,661
Ginnie Mae, 1.625%, 05/20/34	2,582,324	2,688,628
Ginnie Mae, 1.625%, 08/20/34	1,394,191	1,450,077
Ginnie Mae, 1.625%, 07/20/35	1,871,042	1,946,061
Ginnie Mae, 6.000%, 08/15/35	751,344	865,840
Ginnie Mae, 6.000%, 05/20/36	404,666	452,347
Ginnie Mae, 6.000%, 01/15/38	685,718	775,784
Ginnie Mae, 6.000%, 01/15/38	186,534	209,190
Ginnie Mae, 3.000%, 07/20/41	1,206,771	1,265,768
Ginnie Mae, 2.000%, 06/20/43	3,667,141	3,803,878
		18,226,261
FREDDIE MAC (MORTGAGE-BACKED): 1.0%
Freddie Mac, 4.000%, 05/01/14	7,599	8,058
Freddie Mac, 5.000%, 08/01/18	383,456	407,335
Freddie Mac, 4.500%, 09/01/18	128,890	136,569
Freddie Mac, 4.000%, 09/01/18	97,615	103,210
Freddie Mac, 5.500%, 10/01/18	116,254	123,952
Freddie Mac, 5.500%, 10/01/18	100,352	106,984
Freddie Mac, 5.000%, 10/01/18	182,579	194,015
Freddie Mac, 5.000%, 11/01/18	142,946	151,887
Freddie Mac, 5.000%, 11/01/18	92,782	98,609
Freddie Mac, 3.500%, 11/01/25	1,262,208	1,326,904
Freddie Mac, 3.500%, 01/01/29	1,913,510	2,007,550

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
Freddie Mac, 2.353%, 12/01/35	$1,667,905	$1,800,485
Freddie Mac, 2.525%, 05/01/36	14,010	14,377
Freddie Mac, 2.388%, 11/01/36	1,372,386	1,466,926
Freddie Mac, 2.658%, 04/01/37	564,048	600,787
Freddie Mac, 2.394%, 01/01/38	1,689,573	1,812,382
Freddie Mac, 5.000%, 07/01/39	1,174,637	1,279,402
Freddie Mac, 5.000%, 08/01/39	772,660	840,673
Freddie Mac, 5.500%, 10/01/39	1,145,275	1,262,098
Freddie Mac, 2.740%, 12/01/39	3,536,277	3,766,510
Freddie Mac, 3.500%, 01/01/41	1,484,991	1,496,363
		19,005,076
FANNIE MAE (MORTGAGE BACKED): 3.2%
Fannie Mae, 4.500%, 07/01/18	416,023	441,650
Fannie Mae, 3.500%, 09/01/18	326,567	343,506
Fannie Mae, 3.500%, 10/01/18	54,947	57,691
Fannie Mae, 3.500%, 10/01/18	185,823	195,389
Fannie Mae, 5.000%, 11/01/18	23,112	24,629
Fannie Mae, 5.000%, 11/01/18	148,264	158,022
Fannie Mae, 5.000%, 11/01/18	177,227	188,871
Fannie Mae, 5.000%, 02/01/19	505,583	538,772
Fannie Mae, 4.500%, 11/01/19	309,030	328,154
Fannie Mae, 5.000%, 03/01/20	177,760	189,442
Fannie Mae, 5.000%, 10/01/20	539,496	584,000
Fannie Mae, 5.000%, 10/01/23	271,121	295,335
Fannie Mae, 3.500%, 01/01/26	1,823,108	1,914,318
Fannie Mae, 3.500%, 02/01/26	1,630,859	1,714,031
Fannie Mae, 3.000%, 11/01/26	1,585,308	1,631,174
Fannie Mae, 3.000%, 11/01/26	2,218,266	2,284,296
Fannie Mae, 3.500%, 12/01/26	2,965,360	3,114,174
Fannie Mae, 2.500%, 03/01/27	2,301,029	2,311,225
Fannie Mae, 2.500%, 06/01/27	5,688,582	5,705,048
Fannie Mae, 2.500%, 09/01/27	2,483,195	2,494,275
Fannie Mae, 2.500%, 12/01/27	3,570,018	3,577,535
Fannie Mae, 3.000%, 04/01/28	3,771,280	3,887,867
Fannie Mae, 3.000%, 09/01/28	3,074,087	3,126,648
Fannie Mae, 4.000%, 01/01/32	2,099,443	2,216,392
Fannie Mae, 6.500%, 06/01/32	259,493	291,353
Fannie Mae, 5.000%, 12/01/33	1,304,257	1,432,418
Fannie Mae, 2.550%, 12/01/33	128,477	138,000
Fannie Mae, 2.176%, 12/01/33	322,622	346,929
Fannie Mae, 6.000%, 02/01/34	546,830	614,876
Fannie Mae, 2.160%, 05/01/34	1,017,068	1,074,119

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
Fannie Mae, 2.357%, 07/01/34	$1,623,409	$1,729,234
Fannie Mae, 2.413%, 01/01/35	775,069	824,703
Fannie Mae, 1.870%, 03/01/35	588,952	618,013
Fannie Mae, 2.303%, 06/01/35	190,052	201,589
Fannie Mae, 5.500%, 10/01/35	561,368	623,296
Fannie Mae, 1.864%, 10/01/35	2,744,086	2,927,134
Fannie Mae, 1.912%, 12/01/35	2,158,963	2,298,120
Fannie Mae, 2.295%, 05/01/36	168,681	179,703
Fannie Mae, 2.412%, 06/01/37	470,512	507,364
Fannie Mae, 2.240%, 09/01/37	3,610,913	3,831,684
Fannie Mae, 4.000%, 02/01/41	2,520,020	2,612,145
Fannie Mae, 3.500%, 10/01/41	2,354,823	2,374,145
Fannie Mae, 2.079%, 09/01/42	2,608,563	2,688,932
		62,636,201
COMMERCIAL MORTGAGE-BACKED: 0.1%
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,072,591

TOTAL MORTGAGE-BACKED SECURITIES (Cost $100,637,548)		101,940,129

TOTAL BONDS (Cost $671,880,048)		681,427,485

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 0.850%, 05/07/14	100,000	100,000
Urban Partnership Bank, 0.200%, 09/19/14	248,070	248,070
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,070)		348,070

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $266,674)	266,674	266,674

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.2%
State Street Institutional U.S. Government Money Market Fund (Cost $23,896,037)	23,896,037	23,896,037

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TOTAL INVESTMENTS: 100.9% (Cost $1,707,851,386)		$1,994,772,605

Payable upon return of securities loaned - (Net): -1.2%		(23,896,037)

Other assets and liabilities - (Net): 0.3%		5,113,631

Net Assets: 100.0%		$1,975,990,199

(a) Non income producing security.

(b) Illiquid security.

(c) Fair Valued security.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(f) Security or partial position of this security was on loan as of March 31, 2014. The total market value of securities on loan as of March 31, 2014 was $172,749,292.

(g) Principal amount is in Canadian dollars; value is in U.S. dollars.

(h) Principal amount is in Mexican pesos; value is in U.S. dollars.

ADR - American Depository Receipt

CA - Canada

LP - Limited Partnership

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.9%
CONSUMER DISCRETIONARY: 17.4%
Amazon.com, Inc. (a)	5,000	$1,682,600
BorgWarner, Inc.	35,800	2,200,626
Dick’s Sporting Goods, Inc.	32,000	1,747,520
DirecTV (a)	23,500	1,795,870
InterContinental Hotels Group	40,000	1,287,603
Macy’s, Inc.	37,500	2,223,375
Marriott International, Inc., Class A	48,000	2,688,960
Michael Kors Holdings, Ltd. (a)(c)	13,000	1,212,510
Newell Rubbermaid, Inc.	92,000	2,750,800
NIKE, Inc., Class B	33,920	2,505,331
Scripps Networks Interactive, Class A	17,500	1,328,425
Starbucks Corp.	32,150	2,359,167
Time Warner, Inc.	35,300	2,306,149
Valeo SA	11,200	1,577,334
VF Corp.	43,800	2,710,344
		30,376,614

CONSUMER STAPLES: 7.8%
Estee Lauder Cos, Inc., Class A	22,000	1,471,360
Fresh Market, Inc., The (a)	28,750	966,000
General Mills, Inc. (c)	52,000	2,694,640
PepsiCo, Inc.	53,430	4,461,405
Procter & Gamble Co., The	29,100	2,345,460
Whole Foods Market, Inc. (c)	32,700	1,658,217
		13,597,082

ENERGY: 1.7%
Baker Hughes, Inc.	17,450	1,134,599
Devon Energy Corp.	22,044	1,475,404
Dresser-Rand Group, Inc. (a)	7,750	452,678
		3,062,681

FINANCIALS: 6.9%
ACE, Ltd.	17,800	1,763,268
American Tower Corp., REIT	24,950	2,042,657
CBRE Group, Inc., Class A (a)	62,500	1,714,375
PNC Financial Services Group, Inc. (c)	30,700	2,670,899
State Street Corp.	37,150	2,583,783
Weyerhaeuser Co., REIT	41,500	1,218,025
		11,993,007

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 13.3%
Abbott Laboratories	73,500	$2,830,484
Agilent Technologies, Inc.	40,000	2,236,800
Alexion Pharmaceuticals, Inc. (a)	8,850	1,346,351
Celgene Corp. (a)(c)	13,500	1,884,600
Express Scripts Holding Co. (a)	21,750	1,633,208
Gilead Sciences, Inc. (a)	29,150	2,065,569
HeartWare International, Inc. (a)	12,800	1,200,384
Hologic, Inc. (a)	54,750	1,177,125
Laboratory Corp of America Holdings (a)(c)	12,650	1,242,357
Mylan, Inc. (a)	46,000	2,246,180
Roche Holding AG	7,900	2,376,033
Thermo Fisher Scientific, Inc.	24,962	3,001,430
		23,240,521

INDUSTRIALS: 14.5%
3M Co.	22,400	3,038,784
Cummins, Inc.	20,000	2,979,800
Eaton Corp PLC	32,050	2,407,596
Expeditors Int. of Washington, Inc. (c)	46,000	1,822,980
Landstar System, Inc.	29,250	1,732,185
Pall Corp.	24,875	2,225,566
Quanta Services, Inc. (a)	60,200	2,221,380
Roper Industries, Inc.	16,400	2,189,564
Stanley Black & Decker, Inc.	32,500	2,640,300
United Parcel Service, Inc., Class B	23,951	2,332,348
United Rentals, Inc. (a)(c)	18,750	1,780,125
		25,370,628

INFORMATION TECHNOLOGY: 30.5% (b)
Apple, Inc. (d)	12,275	6,588,483
Aruba Networks, Inc. (a)	54,500	1,021,875
ASML Holding NV	16,294	1,521,208
Cognizant Technology Solutions, Class A (a)	52,500	2,657,025
Cree, Inc. (a)	14,500	820,120
eBay, Inc. (a)	32,750	1,809,110
EMC Corp.	74,500	2,042,045
Facebook, Inc., Class A (a)	15,000	903,600
Google, Inc., Class A (a)	5,305	5,912,475
IBM (c)	18,467	3,554,713
Intuit, Inc. (c)	26,400	2,052,072
MasterCard, Inc., Class A	28,000	2,091,600
Microsoft Corp.	92,500	3,791,574
NetApp, Inc.	22,350	824,715
Nuance Communications, Inc. (a)(c)	75,000	1,287,750

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Oracle Corp.	43,750	$1,789,813
QUALCOMM, Inc.	46,250	3,647,275
Red Hat, Inc. (a)	32,200	1,705,956
Salesforce.com, Inc. (a)	34,750	1,983,878
SAP AG, ADR	15,850	1,288,764
Texas Instruments, Inc. (c)	48,500	2,286,775
Trimble Navigation, Ltd. (a)	58,750	2,283,613
Visa, Inc., Class A	7,000	1,511,020
		53,375,459

MATERIALS: 1.9%
Nucor Corp.	28,000	1,415,120
Praxair, Inc. (c)	14,050	1,840,129
		3,255,249

TELECOMMUNICATION SERVICES: 1.7%
Verizon Communications, Inc.	39,370	1,872,831
Vodafone Group PLC, ADR	27,730	1,020,735
		2,893,566

UTILITIES: 1.2%
American Water Works Co., Inc.	47,404	2,152,142

TOTAL COMMON STOCKS (Cost $112,825,305)		169,316,949

TIME DEPOSIT: 2.7%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/14	$4,743,000	4,743,000
TOTAL TIME DEPOSIT (Cost $4,743,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Institutional U.S. Government Money Market Fund (Cost $87,863)	87,863	87,863

TOTAL INVESTMENTS: 99.7% (Cost $117,656,168)		174,147,812

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
Payable upon return of securities loaned - (Net): -0.1%		$(87,863)

Other assets and liabilities - (Net): 0.4%		612,616

Net Assets: 100.0%		$174,672,565

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

(c) Security or partial position of this security was on loan as of March 31, 2014. The total market value of securities on loan as of March 31, 2014 was $20,249,138.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 97.4%
CONSUMER DISCRETIONARY: 11.8%
Bob Evans Farms, Inc.	30,000	$1,500,900
Cinemark Holdings, Inc.	44,403	1,288,131
Columbia Sportswear Co.	22,500	1,859,625
Destination Maternity Corp.	20,711	567,481
Gannett Co., Inc.	91,500	2,525,400
Jamba, Inc. (a)	72,367	868,042
Ruth’s Hospitality Group, Inc.	87,975	1,063,618
Williams-Sonoma, Inc.	10,000	666,400
		10,339,597

CONSUMER STAPLES: 2.7%
Hillshire Brands Co.	40,601	1,512,793
Weis Markets, Inc.	16,506	812,921
		2,325,714

ENERGY: 8.7%
Atwood Oceanics, Inc. (a)	14,000	705,460
Kodiak Oil & Gas Corp. (a)	120,000	1,456,800
Oasis Petroleum, Inc. (a)	40,000	1,669,200
Ultra Petroleum Corp. (a)	140,000	3,764,600
		7,596,060

FINANCIALS: 29.4% (c)
Ares Capital Corp.	140,000	2,466,800
Cape Bancorp, Inc.	70,904	779,944
Capitol Federal Financial, Inc.	226,865	2,847,156
Chicopee Bancorp, Inc.	123,033	2,177,684
Fox Chase Bancorp, Inc.	98,200	1,654,670
Hampden Bancorp, Inc.	42,336	668,909
OmniAmerican Bancorp, Inc.	120,332	2,742,366
Oritani Financial Corp.	192,127	3,037,528
Peoples Federal Bancshares, Inc. (b)	79,228	1,418,181
Rockville Financial, Inc. (a)(b)	189,926	2,581,094
Safety Insurance Group, Inc.	30,569	1,646,141
Territorial Bancorp, Inc.	101,442	2,191,147
ViewPoint Financial Group, Inc.	5,000	144,250
Hercules Technology Growth Capital, Inc. (b)	87,893	1,236,655
Westwood Holdings Group, Inc.	3,528	221,170
		25,813,695

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE: 7.5%
Cantel Medical Corp.	18,256	$615,592
Computer Programs & Systems, Inc.	2,323	150,066
Cyberonics, Inc. (a)	10,000	652,500
Exactech, Inc. (a)	100	2,256
Hologic, Inc. (a)	100,000	2,150,001
ICU Medical, Inc. (a)	14,296	856,044
Natus Medical, Inc. (a)	1,000	25,800
Repligen Corp. (a)	10,000	128,600
VCA Antech, Inc. (a)	62,000	1,998,260
		6,579,119

INDUSTRIALS: 7.2%
JetBlue Airways Corp. (a)	150,000	1,303,500
KAR Auction Services, Inc.	50,896	1,544,694
Powell Industries, Inc.	4,874	315,835
SP Plus Corp. (a)	24,710	649,132
Watsco, Inc.	25,000	2,497,750
		6,310,911

INFORMATION TECHNOLOGY: 21.9%
Benchmark Electronics, Inc. (a)	72,823	1,649,441
Compuware Corp.	318,550	3,344,775
Epiq Systems, Inc.	50,000	681,500
Evolving Systems, Inc.	142,085	1,280,186
Ingram Micro Inc., Class A (a)	50,000	1,478,000
MICROS Systems, Inc. (a)	17,000	899,810
Polycom, Inc. (a)	80,000	1,097,600
SS&C Technologies Holdings, Inc. (a)	7,000	280,140
TheStreet, Inc.	910,583	2,385,727
TIBCO Software, Inc. (a)	125,390	2,547,925
Westell Technologies, Inc., Class A (a)	948,603	3,500,345
		19,145,449

MATERIALS: 3.1%
Allied Nevada Gold Corp. (a)(b)	90,602	390,495
Calgon Carbon Corp. (a)	69,000	1,506,270
Neenah Paper, Inc.	8,520	440,654
PolyOne Corp.	10,000	366,600
		2,704,019

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
UTILITIES: 5.1%
Laclede Group, Inc., The	33,630	$1,585,655
Unitil Corp.	88,435	2,904,205
		4,489,860

TOTAL COMMON STOCKS (Cost $82,174,401)		85,304,424

TIME DEPOSIT: 1.8%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/14	$1,592,000	1,592,000
TOTAL TIME DEPOSIT (Cost $1,592,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
State Street Institutional U.S. Government Money Market Fund (Cost $1,429,993)	1,429,993	1,429,993

TOTAL INVESTMENTS: 100.8% (Cost $85,196,394)		88,326,417

Payable upon return of securities loaned - (Net): -1.6%		(1,429,993)

Other assets and liabilities - (Net): 0.8%		682,571

Net Assets: 100.0%		$87,578,995

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2014. The total market value of securities on loan as of March 31, 2014 was $1,338,037.

(c) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.3%
HEALTHCARE: 0.0%
Interactive Health, Inc. (b)(e)(g)	706	$0

MEDIA: 0.3%
Gannett Co., Inc.	61,000	1,683,600

TECHNOLOGY & ELECTRONICS: 0.0%
Nuance Communications, Inc. (f)	10,000	171,700

TOTAL COMMON STOCKS (Cost $1,998,977)		1,855,300

PREFERRED STOCKS: 1.7%

ENERGY: 1.0%
Vanguard Natural Resources, 7.625%	280,000	6,862,800

FINANCIAL SERVICES: 1.7%
Hercules Tech Growth Capital, Inc., 7.000%	190,000	4,915,300

HEALTHCARE: 0.0%
Interactive Health, Inc. (b)(e)(g)	1,412	0

TOTAL PREFERRED STOCKS (Cost $12,116,148)		11,778,100

EXCHANGE TRADED FUNDS: 1.3%
ProShares UltraShort Euro (f)(g)	539,000	9,125,270

TOTAL EXCHANGE TRADED FUNDS (Cost $9,782,661)		9,125,270

BONDS: 95.9%
CORPORATE BONDS: 90.1%
AUTOMOTIVE: 1.4%
Chassix, Inc., 144A, 9.250%, 08/01/18 (a)	$100,000	108,000
Delphi Corp., 5.000%, 02/15/23	3,000,000	3,187,500
Lear Corp., 5.375%, 03/15/24 (f)	1,000,000	1,022,500
Stackpole International Intermediate Co., 144A, 7.750%, 10/15/21 (a)	5,500,000	5,919,375
		10,237,375

BANKING: 0.3%
Bank of America Corp., 1.350%, 11/21/16	2,000,000	2,004,378

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY: 5.3%
Commercial Metals Co., 4.875%, 05/15/23	$3,000,000	$2,895,000
Gibraltar Industries, Inc., 6.250%, 02/01/21	250,000	267,813
Imperial Metals Corp., 144A, 7.000%, 03/15/19 (a)	2,000,000	2,047,500
Interline Brands, Inc., 10.000%, 11/15/18	3,250,000	3,550,625
Neenah Paper, Inc., 144A, 5.250%, 05/15/21 (a)	1,000,000	1,000,000
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	8,000,000	8,120,000
Orion Engineered Carbons Finance & Co. SCA, 144A, 9.250%, 08/01/19 (a)	3,700,000	3,857,250
Sappi Papier Holding GmbH, 144A, 7.750%, 07/15/17 (a)(f)	250,000	279,375
Sappi Papier Holding GmbH, 144A, 8.375%, 06/15/19 (a)(f)	400,000	446,000
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)(f)	6,750,000	7,036,875
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	2,955,000	2,460,038
Tempel Steel Co., 144A, 12.000%, 08/15/16 (a)(b)	3,000,000	2,835,000
Trinseo Materials Operating SCA/Finance, Inc., 8.750%, 02/01/19	2,500,000	2,690,625
		37,486,101

CAPITAL GOODS: 6.3%
Ardagh Packaging Finance PLC., 144A, 9.125%, 10/15/20 (a)	2,500,000	2,787,500
Belden, Inc., 144A, 5.500%, 09/01/22 (a)	4,635,000	4,716,113
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	4,000,000	4,330,000
Emeco Proprietary, Ltd., 144A, 9.875%, 03/15/19 (a)	3,000,000	3,097,500
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)(b)	2,000,000	2,017,500
Kleopatra Holdings 1 SCA, 144A, 10.250%, 08/15/17 (a)(c)(LU)	4,228,556	6,204,124
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	4,723,000	5,242,530
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,752,275
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (a)	1,000,000	1,053,750
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	5,000,000	5,500,000
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	6,250,000	6,656,250
Waterjet Holdings, Inc., 144A, 7.625%, 02/01/20 (a)	1,400,000	1,487,500
		44,845,042

CONSUMER CYCLICAL: 7.4%
Boardriders SA, 144A, 8.875%, 12/15/17 (a)(c)(LU)	3,000,000	4,473,917
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	3,187,500
CST Brands, Inc., 5.000%, 05/01/23	3,000,000	2,962,500
Hot Topic, Inc., 144A, 9.250%, 06/15/21 (a)(f)	1,500,000	1,627,500
Ingles Markets, Inc., 5.750%, 06/15/23	9,000,000	9,045,000
Levi Strauss & Co., 7.625%, 05/15/20 (f)	3,000,000	3,273,750
Levi Strauss & Co., 6.875%, 05/01/22	200,000	220,500
Outerwall, Inc., 6.000%, 03/15/19	6,200,000	6,510,000
Perry Ellis International, Inc., 7.875%, 04/01/19	9,000,000	9,472,500
PF Chang’s China Bistro, Inc., 144A, 10.250%, 06/30/20 (a)	500,000	528,750
Quicksilver, Inc., 144A, 7.875%, 08/01/18 (a)	1,000,000	1,092,500
Radio Systems Corp., 144A, 8.375%, 11/01/19 (a)	2,100,000	2,331,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER CYCLICAL, continued
Sally Holdings LLC/Capital, Inc., 6.875%, 11/15/19	$4,450,000	$4,895,000
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	2,425,000	2,576,563
Sally Holdings LLC/Capital, Inc., 5.500%, 11/01/23	100,000	102,000
		52,298,980

CONSUMER NON-CYCLICAL: 4.0%
BC Mountain LLC/Finance, Inc., 144A, 7.000%, 02/01/21 (a)	250,000	248,750
Foodcorp Proprietary, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	4,500,000	6,771,320
H.J. Heinz Co.., 144A, 4.250%, 10/15/20 (a)	2,000,000	1,972,500
H.J. Heinz Finance Co., 144A, 7.125%, 08/01/39 (a)	3,000,000	3,217,500
KeHE Distributors, LLC/Finance Corp., 144A, 7.625%, 08/15/21 (a)	3,500,000	3,769,063
Libbey Glass, Inc., 6.875%, 05/15/20	2,025,000	2,214,844
Univeg Holding BV, 144A, 7.875%, 11/15/20 (a)(c)(NL)	7,000,000	10,077,507
		28,271,484

ENERGY: 15.8%
Alta Mesa Holdings, LP/Finance Services Corp., 9.625%, 10/15/18	11,277,000	12,179,160
Bonanza Creek Energy, Inc., 6.750%, 04/15/21	2,000,000	2,145,000
CGG SA, 9.500%, 05/15/16	442,000	457,470
CGG SA, 6.500%, 06/01/21 (f)	500,000	510,000
Chaparral Energy, Inc., 9.875%, 10/01/20	4,000,000	4,570,000
Chaparral Energy, Inc., 7.625%, 11/15/22	9,000,000	9,787,500
Clayton Williams Energy, Inc., 7.750%, 04/01/19 (f)	11,250,000	12,009,375
Drill Rigs Holdings, Inc., 144A, 6.500%, 10/01/17 (a)	6,615,000	6,929,213
Energy XXI Gulf Coast, Inc., 144A, 7.500%, 12/15/21 (a)(f)	250,000	263,125
EV Energy Partners, LP/Finance Corp., 8.000%, 04/15/19	500,000	520,000
Exterran Partners LP/EXPL Finance Corp., 6.000%, 04/01/21	6,250,000	6,250,000
Exterran Partners LP/EXPL Finance Corp., 144A, 6.000%, 10/01/22 (a)	2,000,000	1,967,420
Hercules Offshore, Inc., 144A, 10.250%, 04/01/19 (a)	4,500,000	5,085,000
Hercules Offshore, Inc., 144A, 6.750%, 04/01/22 (a)(f)	4,750,000	4,613,438
ION Geophysical Corp., 144A, 8.125%, 05/15/18 (a)	8,000,000	7,600,000
Jones Energy Holdings/Finance Co., 144A, 6.750%, 04/01/22 (a)	500,000	510,000
Kodiak Oil & Gas Corp., 8.125%, 12/01/19	250,000	278,438
Memorial Production Partners LP/Finance Corp., 7.625%, 05/01/21	250,000	265,000
Oil States International, Inc., 5.125%, 01/15/23	100,000	112,500
Penn Virginia Corp., 7.250%, 04/15/19 (f)	2,800,000	2,989,000
Penn Virginia Corp., 8.500%, 05/01/20	9,375,000	10,476,563
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	2,000,000	2,155,000
PHI, Inc., 144A, 5.250%, 03/15/19 (a)	3,000,000	3,037,500
Rosetta Resources, Inc., 9.500%, 04/15/18	8,500,000	8,940,938
Rosetta Resources, Inc., 5.625%, 05/01/21	4,500,000	4,623,750
Rosetta Resources, Inc., 5.875%, 06/01/22	2,000,000	2,047,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Sabine Pass Liquefaction, LLC, 5.875%, 02/01/21	$1,710,000	$1,771,988
		112,094,878

FINANCIAL SERVICES: 1.0%
Ares Capital Corp., 144A, 5.125%, 06/01/16 (a)	1,200,000	1,294,500
CIT Group, Inc., 5.000%, 05/15/17	250,000	268,438
CIT Group, Inc., 4.250%, 08/15/17	1,000,000	1,050,000
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,078,750
Fly Leasing, Ltd., 6.750%, 12/15/20	2,000,000	2,100,000
Oxford Finance, LLC/Co - Issuer, Inc.,144A, 7.250%, 01/15/18 (a)	1,475,000	1,570,875
		7,362,563

HEALTH CARE: 4.6%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	5,680,000	6,155,700
Alere, Inc., 8.625%, 10/01/18	4,000,000	4,310,000
Hanger, Inc., 7.125%, 11/15/18	4,920,000	5,239,800
Omega Healthcare Investors, Inc., REIT, 5.875%, 03/15/24	9,500,000	10,022,500
Salix Pharmaceuticals, Ltd., 144A, 6.000%, 01/15/21 (a)	6,590,000	7,051,300
		32,779,300

MEDIA: 10.7%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	2,000,000	2,115,000
Altice Financing SA, 144A, 8.125%, 01/15/24 (a)	7,250,000	7,848,125
Columbus International, Inc., 144A, 7.375%, 03/30/21 (a)	3,500,000	3,609,375
Dish DBS Corp., 5.875%, 07/15/22	4,000,000	4,280,000
Expo Event Transco, Inc., 144A, 9.000%, 06/15/21 (a)	11,050,000	11,326,250
Gannett Co., Inc. 144A, 5.125%, 07/15/20 (a)	1,000,000	1,032,500
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	5,000,000	5,093,750
Harland Clarke Holdings Corp., 144A, 9.250%, 03/01/21 (a)	5,000,000	5,043,750
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	2,435,000	2,763,725
Lee Enterprises, Inc., 144A, 9.500%, 03/15/22 (a)	250,000	258,125
MDC Partners, Inc., 144A, 6.750%, 04/01/20 (a)	6,891,000	7,287,233
Nara Cable Funding II, Ltd., 144A, 8.500%, 03/01/20 (a)(c)(IE)	250,000	416,739
Nara Cable Funding, Ltd., 144A, 8.875%, 12/01/18 (a)	7,200,000	7,821,000
Numericable Finance & Co. SCA, 144A, 8.750%, 02/15/19 (a)(c)(LU)	3,412,500	5,388,784
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)	6,350,000	7,016,750
Virgin Media Finance PLC, 8.375%, 10/15/19	1,670,000	1,795,250
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	2,500,000	2,606,250
WMG Acquisition Corp., 144A, 5.625%, 04/15/22 (a)	250,000	254,375
		75,956,981

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
REAL ESTATE: 2.1%
Hunt Cos, Inc., 144A, 9.625%, 03/01/21 (a)	$1,000,000	$1,030,000
Kennedy-Wilson, Inc., 8.750%, 04/01/19	11,400,000	12,511,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,000,000	1,002,500
		14,544,000

SERVICES: 12.0%
Algeco Scotsman Global Finance PLC, 144A, 9.000%, 10/15/18 (a)(c)(UK)	250,000	377,194
Algeco Scotsman Global Finance PLC, 144A, 8.500%, 10/15/18 (a)(f)	7,850,000	8,615,375
Allegion US Holding Co., Inc., 144A, 5.750%, 10/01/21 (a)	100,000	105,750
Alliance Data Systems Corp., 144A, 5.250%, 12/01/17 (a)	1,000,000	1,052,500
Alliance Data Systems Corp., 144A, 6.375%, 04/01/20 (a)	500,000	535,000
Bankrate, Inc., 144A, 6.125%, 08/15/18 (a)	250,000	266,250
BlueLine Rental Finance Corp., 144A, 7.000%, 02/01/19 (a)	2,100,000	2,226,000
Jack Cooper Holdings Corp., 144A, 9.250%, 06/01/20 (a)	9,390,000	10,270,313
Jurassic Holdings III, Inc., 144A, 6.875%, 02/15/21 (a)	750,000	774,375
Kenan Advantage Group, Inc., The, 144A, 8.375%, 12/15/18 (a)(f)	5,650,000	5,960,750
Live Nation Entertainment, Inc., 144A, 7.000%, 09/01/20 (a)	500,000	549,375
Marquette Transportation Co./Finance Corp., 10.875%, 01/15/17	7,400,000	7,825,500
Michael Baker International LLC/CDL Acq Co, Inc., 144A, 8.250%, 10/15/18 (a)	8,600,000	9,223,500
Mobile Mini, Inc., 7.875%, 12/01/20	750,000	837,188
Navios Maritime Acqusition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	8,000,000	8,380,000
Ridgebury Crude Tankers, 144A, 7.625%, 03/20/17 (a)	800,000	819,600
Sabre GLBL, Inc., 144A, 8.500%, 05/15/19 (a)	7,000,000	7,761,250
Stream Global Services, Inc., 11.250%, 10/01/14	7,401,000	7,401,000
syncreon Group BV/Global Finance US, Inc., 144A, 8.625%, 11/01/21 (a)	10,050,000	10,527,375
Vander Intermediate Holding II Corp., 144A, 9.750%, 02/01/19 (a)	100,000	105,750
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	500,000	570,000
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (a)	1,000,000	1,087,500
		85,271,545

TECHNOLOGY & ELECTRONICS: 9.2%
ACI Worldwide, Inc., 144A, 6.375%, 08/15/20 (a)	250,000	264,063
Advanced Micro Devices, Inc., 144A, 6.750%, 03/01/19 (a)	4,950,000	4,980,938
Advanced Micro Devices, Inc., 7.750%, 08/01/20 (f)	3,000,000	3,090,000
BCP Singapore, 144A, 8.000%, 04/15/21 (a)(f)	6,000,000	6,120,000
BMC Software Finance, Inc., 144A, 8.125%, 07/15/21 (a)	5,500,000	5,816,250
Brightstar Corp., 144A, 9.500%, 12/01/16 (a)	5,000,000	5,475,000
Brightstar Corp., 144A, 7.250%, 08/01/18 (a)	2,500,000	2,781,250
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	100,000	102,500
iGATE Corp., 144A, 4.750%, 04/15/19 (a)	500,000	504,375
j2 Global, Inc., 8.000%, 08/01/20	7,000,000	7,665,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)(f)	1,000,000	1,025,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS, continued
NeuStar, Inc., 4.500%, 01/15/23	$4,250,000	$3,708,125
Nuance Communications, Inc., 2.750%, 08/15/27 (f)	7,000,000	7,529,375
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,661,703
WEX, Inc. 144A, 4.750%, 02/01/23 (a)	9,250,000	8,741,250
		65,464,829

TELECOMMUNICATIONS: 9.9%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,047,336
B Communications, Ltd., 144A, 7.375%, 02/15/21 (a)	4,000,000	4,220,000
CenturyLink, Inc., 6.450%, 06/15/21	3,000,000	3,240,000
CenturyLink, Inc., 7.600%, 09/15/39	6,000,000	5,737,500
Digicel Group, Ltd., 144A, 8.250%, 09/30/20 (a)	6,000,000	6,435,000
Digicel Group, Ltd., 144A, 7.125%, 04/01/22 (a)	250,000	253,438
Dycom Investments, Inc., 7.125%, 01/15/21	3,000,000	3,251,250
Eileme 1 AB, 144A, 14.250%, 08/15/20 (a)	4,590,306	4,842,773
Eileme 2 AB, 144A, 11.625%, 01/31/20 (a)	2,400,000	2,871,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	3,300,000
Fairpoint Communications, Inc., 144A, 8.750%, 08/15/19 (a)	3,000,000	3,225,000
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20 (b)	4,073,333	3,553,983
Pacnet,Ltd., 144A, 9.000%, 12/12/18 (a)	6,000,000	6,420,000
Sprint Corp., 144A, 7.875%, 09/15/23 (a)	1,000,000	1,102,500
Sprint Corp., 144A, 7.125%, 06/15/24 (a)(f)	5,500,000	5,788,750
Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17 (c)(LU)	2,252,503	3,269,955
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)(c)(LU)	1,126,251	1,634,977
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)(f)	4,505,006	4,741,519
Windstream Corp., 7.500%, 04/01/23	2,000,000	2,110,000
Windstream Corp., 6.375%, 08/01/23	500,000	490,000
Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	1,381,000	1,520,826
		70,055,807

UTILITY: 0.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	249,490	245,793
Ormat Funding Corp., 8.250%, 12/30/20 (b)	451,724	438,173
		683,966

TOTAL CORPORATE BONDS (Cost $615,331,997)		639,357,229

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
LOANS: 5.8%
CONSUMER CYCLICAL: 2.2%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	$11,952,494	$11,846,669
Stuart Weitzman Acq Co., LLC, 1.000%, 03/04/20 (b)	4,000,000	4,003,340
		15,850,009

HEALTHCARE: 0.7%
Salix Pharmaceuticals, Ltd., 4.250%, 01/02/20	4,937,500	4,991,294

MEDIA: 0.0%
Lee Enterprises, Inc., 7.250%, 03/21/19	250,000	251,250

TECHNOLOGY & ELECTRONICS: 2.0%
Internap Network Services Corp., 6.000%, 11/26/19	6,982,500	7,034,869
Isola USA Corp., 9.250%, 11/29/18	6,956,250	7,130,156
		14,165,025

TELECOMMUNICATIONS: 0.9%
Fairpoint Communications, Inc., 7.500%, 02/14/19	3,000,000	3,099,915
Intelsat Jackson Holdings SA, 3.750%, 06/30/19	3,000,000	3,011,700
		6,111,615

TOTAL LOANS (Cost $41,030,406)		41,369,193

TOTAL BONDS (Cost $656,362,403)		680,726,422

CERTIFICATES OF DEPOSIT: 0.1%
One PacificCoast Bank, 1.100%, 01/21/15	200,000	200,000
One PacificCoast Bank, 1.250%, 05/10/17	100,073	100,073
One PacificCoast Bank, FSB CDARS, 0.120%, 07/10/14	200,000	200,000
One PacificCoast Bank, FSB CDARS, 0.120%, 10/09/14	100,000	100,000
Self Help Credit Union, 0.550%, 01/04/15	100,000	100,000
Urban Partnership Bank, 0.400%, 07/01/14	100,539	100,539
Urban Partnership Bank, 0.400%, 08/03/14	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,612)		900,612

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 3.8%
State Street Institutional U.S. Government Money Market Fund (Cost $26,827,980)	26,827,980	$26,827,980

TOTAL INVESTMENTS: 103.1% (Cost $707,988,781)		731,213,684

Payable upon return of securities loaned - (Net): -3.8%		(26,827,980)

Other assets and liabilities - (Net): 0.7%		4,970,830

Net Assets: 100.0%		$709,356,534

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair Valued security.

(f) Security or partial position of this security was on loan as of March 31, 2014. The total market value of securities on loan as of March 31, 2014 was $30,308,928.

(g)  Non-income producing security.

IE - Ireland

LP - Limited Partnership

LU - Luxembourg

MX - Mexico

NL - Netherlands

REIT - Real Estate Investment Trust

SA - South Africa

UK - United Kingdom

SECURITIES SHORT SOLD: -0.5%	SHARES	VALUE

COMMON STOCK: -0.5%
TELECOMMUNICATIONS: -0.5%
Equinix, Inc.	(19,000)	$(3,511,960)

TOTAL SECURITIES SOLD SHORT (Proceeds -$3,503,507)		$(3,511,960)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.3%
CONSUMER DISCRETIONARY: 12.2%
Brown Shoe Co., Inc.	15,600	$414,024
Hennes & Mauritz AB, B Shares	17,600	750,644
Honda Motor Co., Ltd., ADR	15,500	547,770
Johnson Controls, Inc.	16,700	790,243
Marks & Spencer Group PLC	49,000	368,868
NIKE, Inc., Class B	10,500	775,530
Starbucks Corp.	6,650	487,977
Starwood Hotels & Resorts Worldwide, Inc.	7,600	604,960
Time Warner Cable, Inc.	5,450	747,631
Wolters Kluwer NV	16,000	451,060
		5,938,707

CONSUMER STAPLES: 9.6%
General Mills, Inc. (b)	16,050	831,710
Henkel AG & Co. KGaA	4,700	472,670
Natura Cosmeticos SA	18,600	312,487
Nestle SA	9,400	707,534
PepsiCo, Inc.	9,300	776,550
Procter & Gamble Co., The	8,800	709,280
Shiseido Co., Ltd.	30,900	544,419
Woolworths, Ltd.	9,200	305,090
		4,659,740

ENERGY: 9.5%
Baker Hughes, Inc.	11,000	715,220
BG Group PLC	60,000	1,120,158
OMV AG	8,000	363,133
Statoil ASA, ADR	42,800	1,207,816
Talisman Energy, Inc.	25,300	252,494
Woodside Petroleum, Ltd.	26,100	945,066
		4,603,887

FINANCIALS: 20.3%
American Express Co.	10,100	909,303
American Tower Corp., REIT	6,900	564,903
AXA SA	26,800	696,230
Bank of New York Mellon Corp., The	26,700	942,243
Bank Rakyat Indonesia Persero Tbk PT	500,000	425,090
DNB ASA	34,000	590,796
National Australia Bank, Ltd.	8,700	286,840
PNC Financial Services Group, Inc. (b)	8,450	735,150
Resona Holdings, Inc.	116,000	560,573
Royal Bank of Canada	20,400	1,345,053

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Standard Chartered PLC	37,000	$773,693
Sydbank A/S (a)	12,000	306,826
US Bancorp	14,500	621,470
Westpac Banking Corp.	21,400	688,067
Weyerhaeuser Co., REIT	14,650	429,978
		9,876,215
HEALTH CARE: 11.9%
Allergan, Inc.	5,900	732,190
AstraZeneca PLC, ADR	7,800	506,064
Hologic, Inc. (a)(b)	23,500	505,250
Mylan, Inc. (a)	16,000	781,280
Pfizer, Inc.	27,500	883,300
Roche Holding AG	3,100	932,367
Thermo Fisher Scientific, Inc.	6,400	769,536
UnitedHealth Group, Inc.	8,250	676,418
		5,786,405

INDUSTRIALS: 9.7%
3M Co.	7,750	1,051,365
ABB, Ltd., ADR (a)	28,227	727,974
Komatsu, Ltd.	27,000	566,043
Legrand SA	7,900	490,748
Pentair, Ltd.	9,050	718,027
Timken Co.	9,650	567,227
Xylem, Inc.	16,700	608,214
		4,729,598

INFORMATION TECHNOLOGY: 13.4%
Autodesk, Inc. (a)	7,650	376,227
EMC Corp.	18,900	518,049
Google, Inc., Class A (a)	760	847,028
IBM	3,270	629,442
Intuit, Inc. (b)	8,300	645,159
MasterCard, Inc., Class A	10,000	747,000
Microsoft Corp.	14,670	601,323
Oracle Corp.	19,000	777,290
QUALCOMM, Inc.	6,400	504,704
Trend Micro, Inc.	8,900	274,978
Xerox Corp	28,000	316,400
Yahoo!, Inc. (a)	7,500	269,250
		6,506,850

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 3.5%
Praxair, Inc.	4,500	$589,365
Rio Tinto PLC, ADR (b)	8,400	468,972
Yara International ASA	14,400	637,829
		1,696,166

TELECOMMUNICATION SERVICES: 3.5%
Deutsche Telekom AG	49,000	795,053
Singapore Telecommunications, Ltd.	98,000	284,858
Verizon Communications, Inc.	5,181	246,460
Vodafone Group PLC, ADR	10,745	395,540
		1,721,911

UTILITIES: 2.7%
American Water Works Co., Inc.	12,550	569,770
Hyflux, Ltd.	300,000	292,195
National Grid PLC	31,000	425,989
		1,287,954

TOTAL COMMON STOCKS (Cost $36,543,749)		46,807,433

COMMUNITY INVESTMENT: 0.3%
Calvert Social Investment Fund, 0.500%, 09/15/14	$150,000	150,000

TOTAL COMMUNITY INVESTMENT (Cost $150,000)		150,000

CERTIFICATE DEPOSIT: 0.3%
Self Help Women & Children, 0.550%, 10/10/14	150,000	150,000
TOTAL CERTIFICATE DEPOSIT (Cost $150,000)

TIME DEPOSIT: 2.6%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/14	1,265,000	1,265,000
TOTAL TIME DEPOSIT (Cost $1,265,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.0%
State Street Institutional U.S. Government Money Market Fund (Cost $465,696)	465,696	465,696

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 100.5% (Cost $38,574,445)		$48,838,129

Payable upon return of securities loaned - (Net): -1.0%		(465,696)

Other assets and liabilities - (Net): 0.5%		232,172

Net Assets: 100.0%		$48,604,605

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2014. The total market value of securities on loan as of March 31, 2014 was $2,820,609.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,225,062	4.6%
AUSTRIA	363,133	0.8%
BRAZIL	312,487	0.6%
CANADA	1,597,547	3.3%
DENMARK	306,826	0.6%
FRANCE	1,186,978	2.4%
GERMANY	1,267,723	2.6%
INDONESIA	425,090	0.9%
JAPAN	2,493,783	5.1%
NETHERLANDS	451,060	0.9%
NORWAY	2,436,441	5.0%
SINGAPORE	577,053	1.2%
SWEDEN	750,644	1.5%
SWITZERLAND	3,085,902	6.4%
UNITED KINGDOM	4,059,284	8.4%
UNITED STATES	25,268,420	52.0%
COMMUNITY INVESTMENT	150,000	0.3%
CERTIFICATE DEPOSIT	150,000	0.3%
TIME DEPOSIT	1,265,000	2.6%
Other assets and liabilities - (Net)	232,172	0.5%
TOTAL	$48,604,605	100.0%

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.0%
RENEWABLE & ALTERNATIVE ENERGY: 1.6%
RENEWABLE ENERGY DEVELOPER & INDEPENDENT POWER PRODUCERS (IPPS) : 1.6%	8,006,000	$2,720,917
Huaneng Renewables Corp., Ltd.

ENERGY EFFICIENCY: 37.2%
POWER NETWORK EFFICIENCY: 10.6%
ABB, Ltd. (a)	180,853	4,671,607
Alstom SA	70,684	1,929,010
Emerson Electric Co.	76,100	5,083,480
Itron, Inc. (a)	66,385	2,359,323
Quanta Services, Inc. (a)	90,900	3,354,210
		17,397,630

INDUSTRIAL ENERGY EFFICIENCY: 9.7%
GEA Group AG	114,801	5,244,935
Infineon Technologies AG	326,942	3,900,485
SMC Corp./Japan	14,300	3,771,380
Spirax-Sarco Engineering PLC	67,599	3,261,207
		16,178,007

BUILDINGS ENERGY EFFICIENCY: 5.0%
Acuity Brands, Inc.	11,000	1,458,270
Kingspan Group PLC	154,688	2,942,992
Legrand SA	63,598	3,950,709
		8,351,971

TRANSPORT ENERGY EFFICIENCY: 4.8%
BorgWarner, Inc.	64,500	3,964,815
Delphi Automotive PLC	59,700	4,051,242
		8,016,057

CONSUMER ENERGY EFFICIENCY: 4.7%
Epistar Corp. (a)	1,262,000	3,039,777
Murata Manufacturing Co., Ltd.	50,300	4,754,403
		7,794,180

DIVERSIFIED ENERGY EFFICIENCY: 2.4%
IMI PLC	165,535	4,028,085

WATER INFRASTRUCTURE & TECHNOLOGIES: 30.6%
WATER INFRASTRUCTURE: 13.9%
Beijing Enterprises Water Group, Ltd.	2,468,000	1,730,222
IDEX Corp.	44,050	3,210,805

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER INFRASTRUCTURE, continued
Pentair, Ltd.	48,450	$3,844,023
Roper Industries, Inc.	23,800	3,177,538
Valmont Industries, Inc.	21,900	3,259,596
Watts Water Technologies, Inc., Class A	84,246	4,944,398
Xylem, Inc.	79,700	2,902,674
		23,069,256

WATER TREATMENT EQUIPMENT: 6.7%
Kemira Oyj	278,107	4,057,145
Kurita Water Industries, Ltd.	70,600	1,532,826
Pall Corp.	61,000	5,457,670
		11,047,641

WATER UTILITIES: 10.0%
American Water Works Co., Inc.	107,500	4,880,500
Cia de Saneamento Basico do Estado, ADR	262,800	2,433,528
Manila Water Co., Inc.	2,707,800	1,445,642
Pennon Group PLC	384,003	4,761,529
Severn Trent PLC	102,188	3,105,713
		16,626,912

POLLUTION CONTROL: 12.2%
POLLUTION CONTROL SOLUTIONS: 4.7%
ENN Energy Holdings, Ltd.	755,500	5,280,409
Umicore SA	50,192	2,559,479
		7,839,888

ENVIRONMENTAL TESTING & GAS SENSING: 7.5%
Agilent Technologies, Inc.	85,500	4,781,160
ALS, Ltd.	221,301	1,511,121
Horiba, Ltd.	79,031	2,984,848
Thermo Fisher Scientific, Inc.	25,400	3,054,096
		12,331,225

WASTE MANAGEMENT & TECHNOLOGIES: 7.1%
HAZARDOUS WASTE MANAGEMENT: 5.0%
Daiseki Co., Ltd.	225,886	3,906,340
Stericycle, Inc. (a)	38,050	4,323,240
		8,229,580

GENERAL WASTE MANAGEMENT: 2.1%
Shanks Group PLC	1,898,495	3,519,353

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
DIVERSIFIED ENVIRONMENTAL: 8.3%
DIVERSIFIED ENVIRONMENTAL: 8.3%
3M Co.	24,200	$3,282,972
Linde AG	23,758	4,756,978
Sekisui Chemical Co., Ltd.	392,200	4,073,484
Yingde Gases Group Co., Ltd.	1,829,100	1,740,237
		13,853,671

TOTAL COMMON STOCKS (Cost $132,225,993)		161,004,373

TOTAL INVESTMENTS: 97.0% (Cost $132,225,993)		161,004,373

Other assets and liabilities - (Net): 3.0%		4,998,686

Net Assets: 100.0%		$166,003,059

(a) Non-income producing security.

ADR - American Depository Receipt

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,511,121	0.9%
BELGIUM	2,559,479	1.5%
BRAZIL	2,433,528	1.5%
CHINA	8,001,326	4.8%
FINLAND	4,057,145	2.4%
FRANCE	5,879,719	3.5%
GERMANY	13,902,398	8.4%
HONG KONG	3,470,459	2.1%
IRELAND	2,942,992	1.8%
JAPAN	21,023,281	12.6%
PHILIPPINES	1,445,642	0.9%
SWITZERLAND	8,515,630	5.1%
TAIWAN	3,039,777	1.9%
UNITED KINGDOM	22,727,129	13.7%
UNITED STATES	59,494,747	35.9%
Other assets and liabilities - (Net)	4,998,686	3.0%
TOTAL	$166,003,059	100.0%

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 99.2%
AUSTRALIA: 9.1%
Australia & New Zealand Banking Group, Ltd	56,580	$1,740,567
Commonwealth Bank of Australia	33,964	2,445,050
Fortescue Metals Group, Ltd.	40,601	198,778
GPT Group, REIT	99,374	337,751
Mirvac Group, REIT	243,833	385,325
National Australia Bank, Ltd.	53,491	1,763,605
Newcrest Mining, Ltd.	35,776	327,364
Orica, Ltd.	323	6,572
Origin Energy, Ltd.	25,117	333,604
Westpac Banking Corp.	67,937	2,184,355
		9,722,971

AUSTRIA: 0.4%
OMV AG	9,224	418,692

BELGIUM: 1.1%
Colruyt SA	11,120	612,988
Delhaize Group SA	7,907	578,256
		1,191,244

DENMARK: 2.0%
Novo Nordisk A/S, B Shares	47,444	2,160,231

FINLAND: 0.6%
Stora Enso Oyj	24,513	262,346
UPM-Kymmene Oyj	22,066	377,525
		639,871

FRANCE: 7.1%
AXA SA	29,507	766,554
Carrefour SA	15,366	594,423
CGG SA (a)	11,088	177,699
Cie de St-Gobain	13,056	788,245
Danone SA	13,948	985,388
Lafarge SA	3,591	280,277
L’Oreal SA	7,389	1,219,040
Renault SA	6,113	593,779
Schneider Electric SA	7,074	626,942
Societe BIC SA	6,760	887,971
Technip SA	6,409	660,670
		7,580,988

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
GERMANY: 12.2%
adidas AG	3,664	$396,185
Allianz SE	9,590	1,620,889
BASF SE	19,965	2,221,560
Bayerische Motoren Werke AG	8,276	1,045,805
Deutsche Boerse AG	2,277	181,280
Deutsche Lufthansa AG (a)	15,426	404,461
Deutsche Post AG	29,222	1,086,399
HeidelbergCement AG	5,364	459,756
Hochtief AG	3,674	334,068
K+S AG	5,947	195,288
Metro AG	5,797	236,467
Muenchener Rueckversicherungs AG	7,491	1,636,911
ProsiebenSat.1 Media AG	5,516	253,014
SAP AG	26,696	2,165,462
Suedzucker AG	456	13,005
Volkswagen AG	3,059	793,185
		13,043,735

HONG KONG: 0.2%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(c)(d)	710,000	49,695
CLP Holdings, Ltd.	22,500	169,656
		219,351

IRELAND: 0.0%
Experian PLC	6	108

ISRAEL: 0.1%
Delek Group, Ltd.	221	88,278

ITALY: 1.2%
Assicurazioni Generali SpA	8,692	193,741
Eni SpA	11,939	299,387
Intesa Sanpaolo SpA	241,915	820,864
Pirelli & C. SpA	382	6,009
		1,320,001

JAPAN: 20.4%
Aisin Seiki Co., Ltd.	7,500	270,724
Canon, Inc.	15,400	477,952
Central Japan Railway Co.	6,700	782,633
Chugai Pharmaceutical Co., Ltd.	23,100	590,027
Denso Corp.	7,700	369,264
East Japan Railway Co.	7,700	567,163

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Eisai Co., Ltd.	7,200	$279,878
Fast Retailing Co., Ltd.	1,900	687,211
Fuji Heavy Industries, Ltd.	12,600	341,206
Fujitsu, Ltd. (a)	106,000	640,720
Hitachi Chemical Co., Ltd.	7,700	104,741
Hitachi Construction Machinery	15,400	295,924
Honda Motor Co., Ltd.	30,700	1,080,230
JFE Holdings, Inc.	12,800	240,520
Kao Corp.	15,400	545,374
KDDI Corp.	15,400	894,200
Komatsu, Ltd.	30,700	643,612
Konica Minolta, Inc.	54,000	505,204
Kubota Corp.	48,000	637,946
Mitsubishi Corp.	31,000	575,044
Mitsubishi Electric Corp.	39,000	439,015
Mitsubishi UFJ Lease & Finance	76,600	376,036
Mitsui Fudosan Co., Ltd.	23,000	701,689
Mizuho Financial Group, Inc.	418,000	828,414
Murata Manufacturing Co., Ltd.	7,200	680,551
Nippon Steel & Sumitomo Metal Corp.	77,000	210,116
Nissan Motor Co., Ltd.	69,100	615,911
NTT DOCOMO, Inc.	38,400	605,087
Panasonic Corp.	38,400	436,726
Resona Holdings, Inc.	139,600	674,621
Santen Pharmaceutical Co., Ltd.	13,000	575,212
Seven & I Holdings Co., Ltd.	14,000	533,463
Shin-Etsu Chemical Co., Ltd.	7,700	438,946
Softbank Corp.	15,400	1,163,750
Sony Corp.	23,100	439,991
Sumitomo Mitsui Financial Group	23,200	994,443
Suzuken Co., Ltd.	600	23,210
Suzuki Motor Corp.	8,500	221,617
Takashimaya Co., Ltd.	63,000	589,681
Takeda Pharmaceutical Co., Ltd.	15,400	728,916
Toho Gas Co., Ltd.	2,000	10,867
		21,817,835
NETHERLANDS: 4.2%
Aegon NV	55,089	507,431
Akzo Nobel NV	8,953	730,210
ASML Holding NV	7,876	733,125
ING Groep NV (a)	66,102	940,082

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
NETHERLANDS, continued
Unilever NV	39,732	$1,634,358
		4,545,206

NEW ZEALAND: 0.9%
Auckland International Airport	300,725	994,932

NORWAY: 0.2%
Norsk Hydro ASA	52,649	262,141

SINGAPORE: 0.8%
City Developments, Ltd.	60,000	482,867
Keppel Land, Ltd.	125,000	334,615
		817,482

SPAIN: 4.7%
Amadeus IT Holdings SA, Class A	17,254	716,991
Banco Bilbao Vizcaya Argentaria SA	97,721	1,175,018
Distribuidora Internacional Alimentacion S	7,627	69,747
Ferrovial SA	27,689	600,235
Iberdrola SA	104,242	729,432
Inditex SA	7,180	1,077,210
Repsol SA	26,332	672,503
		5,041,136

SWEDEN: 6.0%
Atlas Copco AB, A Shares	14,328	413,631
Boliden AB	36,839	561,004
Hennes & Mauritz AB, B Shares	29,513	1,258,736
Nordea Bank AB (a)	76,372	1,083,383
Sandvik AB	28,162	398,326
Skandinaviska Enskilda Banken AB, Class A	41,075	564,259
Skanska AB, B Shares	39,275	925,844
Svenska Cellulosa AB SCA, B Shares	767	22,589
Swedbank AB, Class A	24,056	645,800
Volvo AB, B Shares	33,332	529,856
		6,403,428

SWITZERLAND: 8.1%
Lindt & Spruengli AG	149	738,553
Novartis AG	39,598	3,362,184
Roche Holding AG	13,211	3,973,389
Swiss Re AG (a)	6,416	595,496
		8,669,622

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
UNITED KINGDOM: 19.9%
Associated British Foods PLC	18,316	$849,903
Aviva PLC	35,092	279,988
BG Group PLC	72,019	1,344,544
BT Group PLC	137,907	877,051
Bunzl PLC	46,974	1,252,458
GKN PLC	58,506	381,212
GlaxoSmithKline PLC	65,973	1,759,192
HSBC Holdings PLC	211,230	2,138,791
InterContinental Hotels Group	21,195	682,269
Legal & General Group PLC	179,383	612,435
Marks & Spencer Group PLC	49,857	375,319
National Grid PLC	22,792	313,198
Pearson PLC	64,474	1,144,646
Prudential PLC	56,554	1,197,500
Reckitt Benckiser Group PLC	4,027	328,623
RSA Insurance Group PLC	359,446	536,629
Standard Chartered PLC	51,508	1,077,064
Tesco PLC	198,051	976,811
Tullow Oil PLC	28,907	361,248
Unilever PLC	35,913	1,535,984
Vodafone Group PLC	631,111	2,320,798
Wolseley PLC	7,104	404,766
WPP PLC	28,701	593,023
		21,343,452

TOTAL COMMON STOCKS (Cost $98,764,823)		106,280,704

RIGHTS: 0.0%
SPAIN: 0.0%
Banco Bilbao Vizcaya (a)	97,721	22,886

UNITED KINGDOM: 0.1%
RSA Insurance Group PLC (a)	134,792	75,281

TOTAL RIGHTS (Cost $22,627)		98,167

TOTAL INVESTMENTS: 99.3% (Cost $98,787,450)		106,378,871

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Other assets and liabilities - (Net): 0.7%		$717,362

Net Assets: 100.0%		$107,096,233

(a) Non-income producing security.

(b) Fair Valued security.

(c) Illiquid security.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$13,652,953	12.7%
CONSUMER STAPLES	11,524,668	10.8%
ENERGY	4,356,624	4.1%
FINANCIALS	29,823,453	27.8%
HEALTH CARE	13,452,240	12.6%
INDUSTRIALS	13,589,581	12.7%
INFORMATION TECHNOLOGY	5,920,005	5.5%
MATERIALS	6,877,141	6.4%
TELECOMMUNICATION SERVICES	5,860,886	5.5%
UTILITIES	1,223,153	1.1%
RIGHTS	98,167	0.1%
Other assets and liabilities - (Net)	717,362	0.7%
TOTAL	$107,096,233	100.0%

March 31, 2014

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2014, the Trust offered eleven investment funds.

These financial statements relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Women’s Equality Fund (the “Global Women’s Equality Fund”), Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”), and Pax World International ESG Index Fund (the “International Index Fund”) (each a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities, including exchange-traded funds, received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2014, five securities were assigned management appraised fair valuations in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held two securities fair valued at $748,566 representing 0.04% of the Fund’s net asset value, the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the International Index Fund held one security fair valued at $49,695 representing 0.05% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including securities valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks - Domestic	$1,150,909,706	$—	$—	$1,150,909,706
Common Stocks - Foreign	78,857,684	33,582,376	—	112,440,060
Affiliated Investment Companies	19,363,080			19,363,080
Exchange Traded Funds	6,121,493	—	—	6,121,493
Community Investment Notes	—	3,000,000	748,566	3,748,566
Corporate Bonds	—	201,823,108	—	201,823,108
U.S. Govt Agency Bonds	—	151,462,692	—	151,462,692
Government Bonds	—	11,545,102	—	11,545,102
Municipal Bonds	—	18,570,441	—	18,570,441
U.S. Treasury Notes	—	192,337,447	—	192,337,447
Mortgage-Backed Securities	—	101,940,129	—	101,940,129
Cash Equivalents	24,162,711	348,070	—	24,510,781
Total	$1,279,414,674	$714,609,365	$748,566	$1,994,772,605
Growth
Common Stocks - Domestic	$157,269,501	$—	$—	157,269,501
Common Stocks-Foreign	6,806,478	5,240,970	—	12,047,448
Cash Equivalents	87,863	4,743,000	—	4,830,863
Total	$164,163,842	$9,983,970	$—	$174,147,812
Small Cap
Common Stocks - Domestic	$85,304,424	$—	$—	$85,304,424
Cash Equivalents	1,429,993	1,592,000	—	3,021,993
Total	$86,734,417	$1,592,000	$—	$88,326,417
High Yield Bond
Common Stocks-Domestic	$1,855,300	$—	$0	1,855,300
Preferred Stocks	11,778,100	—	0	11,778,100
Exchange Traded Funds	9,125,270	—	—	9,125,270
Corporate Bonds	—	639,357,229	—	639,357,229
Loans	—	41,369,193	—	41,369,193
Cash Equivalents	26,827,980	900,612	—	27,728,592
Securities Sold Short	(3,511,960)	—	—	(3,511,960)
Total	$46,074,690	$681,627,034	$0	$727,701,724
Global Women’s Equality
Common Stocks - Domestic	$25,268,420	$—	$—	$25,268,420
Common Stocks-Foreign	6,482,197	15,056,816	—	21,539,013
Community Investments	—	150,000	—	150,000
Cash Equivalents	465,696	1,415,000	—	1,880,696
Total	$32,216,313	$16,621,816	$—	$48,838,129
Global Environmental Markets
Common Stocks - Domestic	$59,494,748	$—	$—	$59,494,748
Common Stocks-Foreign	16,377,498	85,132,127	—	101,509,625
Total	$75,872,246	$85,132,127	$—	$161,004,373
International Index
Common Stocks - Foreign	$2,450,200	$103,780,809	$49,695	$106,280,704
Rights	98,167	—	—	98,167
Total	$2,548,367	$103,780,809	$49,695	$106,378,871

* Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Index	High Yield Bond
Stocks
Balance as of December 31, 2013	$—	$—
Realized gain (loss)	—	—
Amortization of premium	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in to and/or out of Level Three	49,695	0
Balance as of March 31, 2014	$49,695	$0

	Balanced	High Yield Bond
Bonds and Notes
Balance as of December 31, 2013	$748,566	$0
Realized gain (loss)	—	0
Amortization of premium	—	(28,221)
Change in unrealized appreciation (depreciation)	—	28,221
Purchases	—	—
Sales	—	—
Transfers in to and/or out of Level Three	—	0
Balance as of March 31, 2014	$748,566	$—

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities were: $363,133 for the Global Women’s Equality Fund and $94,347,464 for the International Index Fund.  The predecessor to the International Index Fund, the Pax MSCI EAFE ESG Index ETF, did not utilize fair value pricing of foreign securities.

Significant unobservable inputs were used by three Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.  The International Index Fund holds an equity security which has been delisted from the Hong Kong exchange. The security is valued based on the Hong Kong equivalent value of an affiliated U.S. dollar-denominated security which continues to trade in a secondary market.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Institutional U.S. Government Money Market Fund, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At March 31, 2014, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. Upon default, the Funds share the right to offset the securities loaned with the collateral that is held at the Borrower.  The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2014, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over
Fund	Securities Loaned	to Broker	Value	Collateralized

Balanced	$172,749,292	$23,896,037	$152,014,977	$3,161,722
Growth	20,249,138	87,863	20,459,886	298,611
Small Cap	1,338,037	1,429,993	—	91,956
High Yield Bond	30,308,928	26,827,980	4,075,313	594,365
Global Women’s Equality	2,820,609	465,696	2,385,858	30,945

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sale transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. Short sales, held by the High Yield Bond Fund, are fully collateralized by restricted cash or other securities. At March 31, 2014, $3,567,250 in cash was segregated and restricted to cover collateral requirements. Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2014 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$211,270,250	$25,299,017	$265,140,041	$49,824,722
Growth	14,489,834	—	15,679,951	—
Small Cap	50,118,023	—	22,650,362	—
High Yield Bond	695,720,784	—	102,954,951	—
Global Women’s Equality	1,839,110	—	281,230	—
Global Environmental Markets	30,829,408	—	6,337,192	—
International Index	38,459,397	—	41,928,585	—

*  Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2014 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2014 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,707,851,386	$299,094,970	$12,173,752	$286,921,218
Growth	117,656,168	57,806,894	1,315,251	56,491,643
Small Cap	85,196,394	4,113,156	983,134	3,130,022
High Yield Bond	707,988,781	27,200,457	3,975,553	23,224,904
Global Women’s Equality	38,574,445	10,984,201	720,517	10,263,684
Global Environmental Markets	132,225,993	32,046,977	3,268,596	28,778,381
International Index	98,787,450	9,873,840	2,282,420	7,591,420

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2014 is as follows:

	Outstanding					Outstanding
	at 12/31/13	Written	Closed	Expired	Exercised	3/31/2014
Balanced Fund
Call Options
Number of contracts	1,800	—	—	—	(1,800)	—
Premiums received	$748,612	$—	$—	$—	$(748,612)	$—

Growth Fund
Put Options
Number of contracts	11	—	(11)	—		—
Premiums received	$30,642	$—	$(30,642)	$—	$—	$—

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral is held by a third party, which the Funds may not recall. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2014, the Balanced Fund held $8,793,300 or 0.45% of net assets and the High Yield Bond Fund held $366,733,097 or 51.70% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2014, the Balanced Fund held $4,258,460 of illiquid securities representing 0.22% of net assets; the High Yield Bond Fund held $26,987,794 of illiquid securities, representing 3.80% of net assets; and the International Index Fund held $46,965 of illiquid securities representing 0.05% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2014, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

Balanced Fund
America Movil SAB de CV, 9.000%, 01/15/16	11/20/06 - 02/08/07	$4,819,025	$4,258,460

High Yield Bond Fund
America Movil SAB de CV, 9.000%, 01/15/16	10/05/07 - 02/12/09	$1,976,721	$2,047,336
Charlotte Russe, Inc., 6.750%, 05/21/19	05/21/13 - 11/20/13	11,797,677	11,846,669
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	248,040	245,793
Hyva Global BV, 144A, 8.625%, 03/24/16	01/10/13 - 01/10/13	1,981,059	2,017,500
Interactive Health , Inc. (Common) *	03/19/04 - 10/01/13	—	—
Interactive Health , Inc. (Preferred) *	03/19/04 - 10/01/13	—	—
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20	07/08/09 - 10/11/13	3,975,349	3,553,983
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	455,056	438,173
Stuart Weitzman Acq Co., LLC, 1.000%, 03/04/20	03/04/14 - 03/04/14	3,980,000	4,003,340
Tempel Steel Co., 144A, 12.000%, 08/15/16	05/08/13 - 05/08/13	2,954,051	2,835,000

International Index Fund
Chaoda Modern Agriculture (Holdings), Ltd.	03/22/11 - 07/19/11	$377,812	$49,695

*  Received in March 2014 in exchange for an illiquid bond previously held.

Affiliated Investments Disclosure

March 31, 2014

The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser.  The Balanced Fund had the following affiliated investments during the period.

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	3/31/2014	12/31/2013	Additions	Reductions	3/31/2014	Distributions

Balanced Fund
Pax MSCI International ESG Index Fund *	2,173,185	$19,635,676	$—	$—	$19,363,080	$—

* Two former Pax funds were merged into a new fund, the Pax MSCI International ESG Index Fund, on March 31, 2014.

Amounts shown in the table for periods prior to that date reflect equivalent value and shares of investments in the predecessor fund, the Pax MSCI EAFE ESG Index ETF.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2014

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 28, 2014